                      SEMIANNUAL REPORT / APRIL 30, 2000

                            AIM EQUITY FUNDS, INC.
                             INSTITUTIONAL CLASSES

                                 [COVER IMAGE]

                            [AIM LOGO APPEARS HERE]
                            --Registered Trademark--

TABLE OF CONTENTS

AIM Charter Fund                                  2-14

AIM Constellation Fund                           15-28

AIM Weingarten Fund                              29-42







AN INVESTMENT IN THESE FUNDS IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

         This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER

                   Dear Fellow Shareholder:

                   When we started AIM in 1976, we had only a table, two chairs
   [PHOTO OF       and a telephone. At the time, Bob Graham, Gary Crum and I
   Charles T.      had the idea of creating a mutual fund company that put
     Bauer,        people first. Our slogan, "people are the product," means
   Chairman of     that people--our employees and our investors--are our
  the Board of     company.
    THE FUND           Almost a quarter-century later, we've grown to more than
  APPEARS HERE]    seven million investors, $176 billion in assets under
                   management and 53 retail funds. Over that time, the industry
   [PHOTO OF       as a whole has grown from $51 billion in assets to more than
   Robert H.       $7 trillion today. I never dreamed we would see such
    Graham,        phenomenal growth. You are the main reason for our success
  APPEARS HERE]    and I want you to know how much I appreciate your loyalty
                   and trust over the past 24 years.
                       Usually in this letter I review market activity during
                   the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective
September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,300 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please call our Client Services department at 800-659-1005 during normal business hours.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer

Chairman, A I M Advisors, Inc.

AIM CHARTER FUND

AIM Charter Fund is for shareholders who seek growth of capital with a secondary objective of current income. The fund invests in the securities of companies that have prospects for both capital growth and dividend income.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Charter Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The unmanaged National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company stock universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) represents the performance of the stock market in general.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS

The fund's average annual total returns as of the close of the reporting period are shown in the manager's overview on the pages that follow. In addition, industry regulations require us to provide average annual returns as of 3/31/00 (the most recent calendar quarter-end), which were:

================================================================================
Inception (7/30/91)               19.29%

5 Years                           28.32

1 Year                            34.45

Past performance cannot guarantee comparable future results.
================================================================================

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

AIM CHARTER FUND WEATHERS MARKET VOLATILITY

THE STOCK MARKET ENDED 1999 STRONG BUT EXPERIENCED SOME BUMPS IN THE FIRST MONTHS OF 2000. HOW DID AIM CHARTER FUND PERFORM?
For the six-month reporting period, AIM Charter Fund turned in an excellent performance. As of April 30, 2000, the fund's Institutional Class shares had total returns of 17.75%, handily outperforming the S&P 500, which had a six-month return of 7.18% as of April 30. Net assets in the fund jumped from $66.8 million to $82.0 million over the reporting period.

WHAT WAS THE MARKET ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
After an almost uninterrupted rise through the final months of 1999, stocks began hitting air pockets early in 2000. The large-company-driven Dow hit its all-time high in mid-January. But a variety of factors converged to shake market confidence and led to unusual volatility in March and April:

o U.S. economic growth continued to sizzle, with an annualized growth rate above 7% for the fourth quarter of 1999 and above 5% in the first quarter of 2000. These numbers led many to believe that the Federal Reserve Board (the
    Fed) might implement a larger rate hike in May because its five rate hikes since June 1999 did not slow the economy.
o The March court ruling that Microsoft (a fund holding) had exercised illegal monopoly powers cast a pall over the whole technology sector, which was already subject to misgivings about the untested heights to which many tech-stock values had risen.
o The Employment Cost Index, which tracks wages and benefits, rose 1.4% in the first quarter of 2000, its highest rate in more than 10 years. This hinted at rising inflation and jolted investors. Low inflation, combined with robust economic growth, has been a major element nurturing the long bull market of the `90s.

    For all the headline-making one-day dips and dives among various benchmarks, it's worth noting that the most widely reported stock indexes all gained during the six months covered by this report. A great deal of the market's volatility was confined to some very high-flying tech stocks that saw their values plummet in the Nasdaq shakeout late in the reporting period. For the most part, company earnings reports continued to be positive for the first quarter of 2000 across a broad array of industries, from banking and health care to energy and certain technologies.

DID YOU MANAGE THE FUND DIFFERENTLY, GIVEN THE MARKET'S VOLATILITY?
We maintained our bias toward larger, more established companies. Our investment discipline holds that we do not try to time the market by moving in and out of stocks that go in and out of favor for various reasons. Instead, we look at companies in terms of their earnings--we focus on companies in growth industries or sectors and strive to understand what's behind the numbers, what factors drive a company's earnings and if those factors are sustainable. This allows us to make buy and sell decisions based on concrete research rather than market sentiment.

WHAT WERE THE FUND'S TOP SECTOR WEIGHTINGS?
Technology, financials, health care and consumer cyclicals (such as retail companies) continue to have the heaviest weightings in the fund's portfolio. Over the past six months, we increased our tech weighting from 32% to 42%, particularly in the telecommunications-equipment industry. This industry continues to see tremendous

                     -------------------------------------
                         WE MAINTAINED OUR BIAS TOWARD
                      LARGER, MORE ESTABLISHED COMPANIES.
                     -------------------------------------


GROWTH OF NET ASSETS

In millions

================================================================================
Bar Chart

10/31/99    $ 66.8

4/30/00     $ 82.0
================================================================================

THE DECLINE OF DIVIDENDS

For the first time in recent history, a quarter of the value of the S&P 500 comes from companies that do not pay dividends. (A dividend is a distribution of earnings to shareholders.) Twenty years ago, only 2% of the index's value came from such companies. What has changed?
    A company previously used dividends to convince investors that it was successful and worthy of investment. Today, many investors consider stocks less risky than they used to, so the demand for dividends has decreased. Fewer companies are raising dividends, and increasing numbers of major companies are not paying them at all.
    What does this mean for AIM Charter Fund? In February, the fund's investment policy was changed to allow it to respond to market conditions such as this downward dividend trend. Companies that pay or raise their dividends will continue to be an important part of the fund's portfolio, but so will high-quality growth companies.

                                AIM CHARTER FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

growth because of the global wireless boom and increased levels of spending by large corporations positioning themselves to compete in the Internet economy. We have slightly reduced our weightings in financials and health care to take advantage of better growth opportunities in the tech sector.

WHAT TECH-RELATED COMPANIES HAVE YOU FAVORED?
The fund owns high-quality, market-leading technology companies that are generating strong earnings growth ahead of analysts' expectations. For example, Cisco Systems continues to be a standout holding. Cisco is the world's largest manufacturer of computer networking equipment--the switches and routers that direct data across the Internet. In March, Cisco overtook Microsoft as the world's most valuable company in terms of market capitalization.
    We have increased the fund's position in Finland-based Nokia, which holds more than a quarter of the world's mobile-phone market. Nokia, which posted a 55% increase in net income for the first quarter of 2000, is touting the prospects of its next generation of mobile phones, which will receive data and provide better Internet access.

WHAT OTHER HOLDINGS HAVE BENEFITED THE FUND?
In financials, we own established banks or brokerage firms that have profited from the strong financial and IPO markets. Morgan Stanley Dean Witter, an investment-banking and retail-brokerage powerhouse, is a top fund holding. The firm reported a 50% increase in its fiscal first-quarter income over the previous year. Of particular benefit to the firm's revenue was its underwriting of tech-related companies.
    Drug manufacturer Warner-Lambert, our largest holding, continues to see strong sales of its cholesterol-lowering drug Lipitor. The company reported positive earnings for the first quarter of 2000, beating analysts' expectations despite the generally unfavorable performance of the health-care sector. Warner-Lambert has announced plans to merge with pharmaceutical giant Pfizer, a move that will create one of the world's largest and fastest-growing drug companies.

WHAT IS YOUR NEAR-TERM OUTLOOK?
After the close of the reporting period, the Fed raised the federal funds rate by 0.5% to 6.5%. Recent economic indicators, such as a 30-year low for the U.S. unemployment rate, led the Fed to be more aggressive in its attempts to fend off impending inflationary tendencies in the economy. While investors' inflation fears may cause some short-term market volatility, we believe that the environment for equities remains largely favorable. Whatever economic trends surface, we will maintain our philosophy of investing in high-quality growth companies.

FUND BEATS S&P 500

Total returns for the six months ended 4/30/00, excluding sales charges

================================================================================
Bar Chart

AIM CHARTER FUND INSTITUTIONAL CLASS  17.75%

S&P 500                                7.18%
================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/00

================================================================================
Inception (7/30/91)         18.18%

5 years                     25.85

1 year                      23.93

Past performance does not guarantee comparable future results.
================================================================================

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets


============================================================================================
TOP 10 HOLDINGS                              TOP 10 INDUSTRIES
--------------------------------------------------------------------------------------------
  1. Warner-Lambert Co.                 5.00%   1. Computers (Software & Services)   12.90%
  2. Tyco International Ltd.            4.55    2. Communications Equipment          10.35
  3. Target Corp.                       4.39    3. Health Care (Diversified)          7.32
  4. Cisco Systems, Inc.                3.81    4. Retail (General Merchandise)       5.68
  5. Morgan Stanley Dean Witter, & Co.  3.37    5. Financial (Diversified)            5.09
  6. Nokia Corp. ADR (Finland)          3.00    6. Electronics (Semiconductors)       5.04
  7. VERITAS Software Corp.             2.95    7. Manufacturing (Diversified)        4.54
  8. Novell, Inc.                       2.70    8. Investment Banking/Brokerage       4.49
  9. Citigroup, Inc.                    2.61    9. Computers (Hardware)               4.26
 10. General Electric Co.               2.59   10. Computers (Networking)             3.81

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
============================================================================================

                                AIM CHARTER FUND

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                     MARKET
                                     SHARES          VALUE

COMMON STOCKS & OTHER EQUITY
  INTERESTS-89.87%

BANKS (MONEY CENTER)-2.38%

Chase Manhattan Corp. (The)          3,000,000   $  216,187,500
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-2.64%

AT&T Corp.-Liberty Media
  Group-Class A(a)                   2,000,000       99,875,000
---------------------------------------------------------------
Comcast Corp.-Class A(a)             3,500,000      140,218,750
---------------------------------------------------------------
                                                    240,093,750
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-9.36%

Corning Inc.(b)                        250,000       49,375,000
---------------------------------------------------------------
JDS Uniphase Corp.(a)                1,200,000      124,425,000
---------------------------------------------------------------
Motorola, Inc.                       1,150,000      136,921,875
---------------------------------------------------------------
Nokia Oyj-ADR (Finland)              4,800,000      273,000,000
---------------------------------------------------------------
Nortel Networks Corp. (Canada)         800,000       90,600,000
---------------------------------------------------------------
Telefonaktiebolaget LM Ericsson
  A.B.-ADR (Sweden)                  2,000,000      176,875,000
---------------------------------------------------------------
                                                    851,196,875
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.90%

Dell Computer Corp.(a)               2,500,000      125,312,500
---------------------------------------------------------------
Sun Microsystems, Inc.(a)            2,500,000      229,843,750
---------------------------------------------------------------
                                                    355,156,250
---------------------------------------------------------------

COMPUTERS (NETWORKING)-3.81%

Cisco Systems, Inc.(a)               5,000,000      346,640,625
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.53%

EMC Corp.(a)                         1,000,000      138,937,500
---------------------------------------------------------------

COMPUTERS (SOFTWARE & SERVICES)-11.36%

Intuit Inc.(a)                         800,000       28,750,000
---------------------------------------------------------------
Microsoft Corp.(a)                   2,500,000      174,375,000
---------------------------------------------------------------
Novell, Inc.(a)                     12,500,000      245,312,500
---------------------------------------------------------------
Oracle Corp.(a)                      2,500,000      199,843,750
---------------------------------------------------------------
VERITAS Software Corp.(a)            2,500,000      268,164,062
---------------------------------------------------------------
Vitria Technology, Inc.(a)           1,043,100       38,529,506
---------------------------------------------------------------
Yahoo! Inc.(a)                         600,000       78,150,000
---------------------------------------------------------------
                                                  1,033,124,818
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-3.11%

General Electric Co.                 1,500,000      235,875,000
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
ELECTRICAL EQUIPMENT-(CONTINUED)

Solectron Corp.(a)                   1,000,000   $   46,812,500
---------------------------------------------------------------
                                                    282,687,500
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-5.04%

Celestica Inc. (Canada)(a)           1,350,000       73,659,375
---------------------------------------------------------------
Intel Corp.                          1,500,000      190,218,750
---------------------------------------------------------------
Linear Technology Corp.                700,000       39,987,500
---------------------------------------------------------------
Texas Instruments Inc.                 950,000      154,731,250
---------------------------------------------------------------
                                                    458,596,875
---------------------------------------------------------------

ENTERTAINMENT-1.90%

Time Warner Inc.                       500,000       44,968,750
---------------------------------------------------------------
Walt Disney Co. (The)                2,963,900      128,373,919
---------------------------------------------------------------
                                                    173,342,669
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.12%

Applied Materials, Inc.(a)           1,000,000      101,812,500
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-5.09%

American Express Co.                 1,500,000      225,093,750
---------------------------------------------------------------
Citigroup Inc.                       4,000,000      237,750,000
---------------------------------------------------------------
                                                    462,843,750
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-7.32%

Allergan, Inc.                       1,000,000       58,875,000
---------------------------------------------------------------
American Home Products Corp.         2,000,000      112,375,000
---------------------------------------------------------------
Bristol-Myers Squibb Co.               750,000       39,328,125
---------------------------------------------------------------
Warner-Lambert Co.                   4,000,000      455,250,000
---------------------------------------------------------------
                                                    665,828,125
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC & OTHER)-0.64%

Genetech, Inc.(a)                      500,000       58,500,000
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-0.55%

Pharmacia Corp.                      1,000,000       49,937,500
---------------------------------------------------------------

HEALTH CARE (HOSPITAL MANAGEMENT)-0.53%

Health Management Associates,
  Inc.-Class A(a)                    3,000,000       47,812,500
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-0.92%

UnitedHealth Group Inc.              1,250,000       83,359,375
---------------------------------------------------------------

                                AIM CHARTER FUND

                                                     MARKET
                                     SHARES          VALUE
HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.04%

Guidant Corp.(a)                       750,000   $   43,031,250
---------------------------------------------------------------
Medtronic, Inc.                      1,000,000       51,937,500
---------------------------------------------------------------
                                                     94,968,750
---------------------------------------------------------------

INSURANCE (MULTI-LINE)-2.41%

American International Group,
  Inc.                               2,000,000      219,375,000
---------------------------------------------------------------

INSURANCE BROKERS-0.65%

Marsh & McLennan Cos. Inc.             600,000       59,137,500
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-4.49%

Merrill Lynch & Co., Inc.            1,000,000      101,937,500
---------------------------------------------------------------
Morgan Stanley Dean Witter & Co.     4,000,000      307,000,000
---------------------------------------------------------------
                                                    408,937,500
---------------------------------------------------------------

MANUFACTURING (DIVERSIFIED)-4.54%

Tyco International Ltd.              9,000,000      413,437,500
---------------------------------------------------------------

OIL & GAS (DRILLING & EQUIPMENT)-1.65%

Schlumberger Ltd.                    1,350,000      103,359,375
---------------------------------------------------------------
Transocean Sedco Forex Inc.          1,000,000       47,000,000
---------------------------------------------------------------
                                                    150,359,375
---------------------------------------------------------------

OIL (INTERNATIONAL
  INTEGRATED)-1.28%

Exxon Mobil Corp.                    1,500,000      116,531,250
---------------------------------------------------------------

RAILROADS-0.97%

Kansas City Southern Industries,
  Inc.                               1,228,100       88,269,688
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-1.36%

Home Depot, Inc. (The)               1,500,000       84,093,750
---------------------------------------------------------------
Lowe's Cos., Inc.                      800,000       39,600,000
---------------------------------------------------------------
                                                    123,693,750
---------------------------------------------------------------

RETAIL (DEPARTMENT STORES)-0.66%

Kohl's Corporation(a)(b)             1,250,000       60,000,000
---------------------------------------------------------------

RETAIL (DRUG STORES)-0.62%

Walgreen Co.                         2,000,000       56,250,000
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-5.68%

Costco Wholesale Corp.(a)            1,400,000       75,687,500
---------------------------------------------------------------
Target Corp.                         6,000,000      399,375,000
---------------------------------------------------------------
Wal-Mart Stores, Inc.                  750,000       41,531,250
---------------------------------------------------------------
                                                    516,593,750
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.61%

Amazon.com, Inc.(a)                  1,000,000       55,187,500
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
SERVICES (COMMERCIAL & CONSUMER)-0.15%

Cendant Corp.-Rts., expiring
  02/14/01(c)                        1,500,000   $   13,593,750
---------------------------------------------------------------

SERVICES (DATA PROCESSING)-1.07%

First Data Corp.                     2,000,000       97,375,000
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.49%

Nextel Communications, Inc.-Class
  A(a)                               1,021,400      111,779,463
---------------------------------------------------------------
Vodafone Air Touch PLC-ADR
  (United Kingdom)                     500,000       23,500,000
---------------------------------------------------------------
                                                    135,279,463
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $5,418,117,214)                             8,175,047,888
---------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS-2.03%

CHEMICALS (DIVERSIFIED)-0.40%

Monsanto Co., $2.60 Conv. Pfd.         800,000       36,200,000
---------------------------------------------------------------

ELECTRIC COMPANIES-1.63%

Houston Industries, Inc.-$3.29
  Conv. Pfd.                         1,000,000      148,062,500
---------------------------------------------------------------
    Total Convertible Preferred
      Stocks (Cost $121,971,232)                    184,262,500
---------------------------------------------------------------

                                    PRINCIPAL
                                     AMOUNT

CONVERTIBLE BONDS & NOTES-3.60%

COMMUNICATIONS EQUIPMENT-0.99%

Juniper Networks, Inc., Unsec.
  Conv. Bonds, 4.75%, 03/15/07     $60,000,000       54,975,000
---------------------------------------------------------------
Redback Networks, Inc., Conv.
  Notes, 5.00%, 04/01/07
  (Acquired 04/13/00-04/17/00;
  Cost $33,675,750)(d)              50,000,000       35,437,500
---------------------------------------------------------------
                                                     90,412,500
---------------------------------------------------------------

COMPUTERS (HARDWARE)-0.36%

Candescent Technology Corp.,
  Conv. Deb., 7.00%, 05/01/03
  (Acquired 03/07/00; Cost
  $9,360,000)(d)                    11,700,000        9,477,000
---------------------------------------------------------------
Candescent Technology Corp., Sr.
  Conv. Sub. Deb., 7.00%,
  05/01/03 (Acquired
  04/17/98-11/30/98; Cost
  $27,943,750)(d)                   28,300,000       22,923,000
---------------------------------------------------------------
                                                     32,400,000
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-1.55%

VERITAS Software Corp., Conv.
  Unsec. Notes, 5.25%, 11/01/04     12,500,000      140,562,500
---------------------------------------------------------------

                                AIM CHARTER FUND

                                    PRINCIPAL        MARKET
                                     AMOUNT          VALUE
RETAIL (SPECIALTY)-0.70%

Amazon.com, Inc., Conv. Sub.
  Deb., 4.75%, 02/01/09            $75,000,000   $   63,750,000
---------------------------------------------------------------
    Total Convertible Bonds &
      Notes (Cost $221,483,382)                     327,125,000
---------------------------------------------------------------

                                     SHARES
MONEY MARKET FUNDS-4.60%

STIC Liquid Assets Portfolio(e)    209,333,447      209,333,447
---------------------------------------------------------------

                                                     MARKET
                                     SHARES          VALUE
MONEY MARKET FUNDS-(CONTINUED)

STIC Prime Portfolio(e)            209,333,447   $  209,333,447
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $418,666,894)                           418,666,894
---------------------------------------------------------------
TOTAL INVESTMENTS-100.10% (Cost
  $6,180,238,722)                                 9,105,102,282
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.10%)                                     (8,664,938)
---------------------------------------------------------------
NET ASSETS-100.00%                               $9,096,437,344
===============================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Pfd.   - Preferred
Rts.   - Rights
Sec.   - Secured
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 7.
(c) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 04/30/00 was $67,837,500 which represented 7.46% of the Fund's net assets.
(e) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.


                                AIM CHARTER FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $6,180,238,722)                              $9,105,102,282
-------------------------------------------------------------
Receivables for:
  Capital stock sold                               27,717,554
-------------------------------------------------------------
  Dividends and Interest                            9,073,073
-------------------------------------------------------------
Investment for deferred compensation plan             101,324
-------------------------------------------------------------
Other assets                                          149,706
-------------------------------------------------------------
    Total assets                                9,142,143,939
-------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            18,336,180
-------------------------------------------------------------
  Capital stock reacquired                          9,710,683
-------------------------------------------------------------
  Deferred compensation plan                          101,324
-------------------------------------------------------------
Options written (premiums received
  $4,212,984)                                       7,086,250
-------------------------------------------------------------
Accrued advisory fees                               4,534,775
-------------------------------------------------------------
Accrued administrative services fees                   31,726
-------------------------------------------------------------
Accrued distribution fees                           4,718,715
-------------------------------------------------------------
Accrued directors' fees                                 3,167
-------------------------------------------------------------
Accrued transfer agent fees                           805,828
-------------------------------------------------------------
Accrued operating expenses                            377,947
-------------------------------------------------------------
    Total liabilities                              45,706,595
-------------------------------------------------------------
Net assets applicable to shares outstanding    $9,096,437,344
=============================================================

NET ASSETS:

Class A                                        $5,836,427,480
=============================================================
Class B                                        $2,885,007,464
=============================================================
Class C                                        $  293,301,650
=============================================================
Institutional Class                            $   81,700,750
-------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                     312,103,212
=============================================================
Class B:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                     156,775,658
=============================================================
Class C:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                      15,896,208
=============================================================
Institutional Class:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                       4,316,388
=============================================================
Class A:
  Net asset value, and redemption price per
    share                                      $        18.70
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $18.70 divided
      by 94.50%)                               $        19.79
=============================================================
Class B:
  Net asset value and offering price per
    share                                      $        18.40
=============================================================
Class C:
  Net asset value and offering price per
    share                                      $        18.45
=============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                            $        18.93
=============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  $211,486)                                    $   32,051,145
-------------------------------------------------------------
Interest                                            4,190,372
-------------------------------------------------------------
    Total investment income                        36,241,517
-------------------------------------------------------------

EXPENSES:

Advisory fees                                      26,658,365
-------------------------------------------------------------
Administrative services fee                           183,509
-------------------------------------------------------------
Custodian fees                                        225,137
-------------------------------------------------------------
Distribution fees -- Class A                        8,365,548
-------------------------------------------------------------
Distribution fees -- Class B                       13,052,206
-------------------------------------------------------------
Distribution fees -- Class C                        1,047,229
-------------------------------------------------------------
Transfer agent fees -- Class A                      2,746,450
-------------------------------------------------------------
Transfer agent fees -- Class B                      2,096,911
-------------------------------------------------------------
Transfer agent fees -- Class C                        168,243
-------------------------------------------------------------
Transfer agent fees -- Institutional Class              5,807
-------------------------------------------------------------
Directors' fees                                        19,399
-------------------------------------------------------------
Other                                               1,003,798
-------------------------------------------------------------
    Total expenses                                 55,572,602
-------------------------------------------------------------
Less: Fees waived                                    (811,784)
-------------------------------------------------------------
    Expenses paid indirectly                          (62,129)
-------------------------------------------------------------
    Net expenses                                   54,698,689
-------------------------------------------------------------
Net investment income (loss)                      (18,457,172)
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           669,287,772
-------------------------------------------------------------
  Foreign currencies                                       48
-------------------------------------------------------------
  Option contracts written                         (9,113,794)
-------------------------------------------------------------
                                                  660,174,026
-------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           643,288,938
-------------------------------------------------------------
  Foreign currencies                                  (43,683)
-------------------------------------------------------------
  Option contracts written                         (2,698,576)
-------------------------------------------------------------
                                                  640,546,679
-------------------------------------------------------------
Net gain on investment securities, foreign
  currencies and option contracts               1,300,720,705
-------------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $1,282,263,533
=============================================================

See Notes to Financial Statements.

                                AIM CHARTER FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2000              1999
                                                              --------------    --------------
OPERATIONS:

  Net investment income (loss)                                $  (18,457,172)   $   (7,207,717)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                              660,174,026       657,364,994
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts          640,546,679     1,116,552,041
----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations       1,282,263,533     1,766,709,318
----------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                                 --        (9,134,542)
----------------------------------------------------------------------------------------------
  Institutional Class                                                     --          (216,682)
----------------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

  Class A                                                       (388,577,391)     (149,620,112)
----------------------------------------------------------------------------------------------
  Class B                                                       (178,887,591)      (57,712,333)
----------------------------------------------------------------------------------------------
  Class C                                                        (12,095,929)       (1,614,093)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (5,231,737)       (1,761,967)
----------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                        413,365,371       151,495,357
----------------------------------------------------------------------------------------------
  Class B                                                        475,317,315       370,892,559
----------------------------------------------------------------------------------------------
  Class C                                                        141,343,677        84,930,162
----------------------------------------------------------------------------------------------
  Institutional Class                                              8,254,798         9,431,197
----------------------------------------------------------------------------------------------
    Net increase in net assets                                 1,735,752,046     2,163,398,864
----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          7,360,685,298     5,197,286,434
----------------------------------------------------------------------------------------------
  End of period                                               $9,096,437,344    $7,360,685,298
==============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $5,504,734,405    $4,466,453,244
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                     (18,674,280)         (217,108)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts          688,438,463       613,057,085
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                            2,921,938,756     2,281,392,077
----------------------------------------------------------------------------------------------
                                                              $9,096,437,344    $7,360,685,298
==============================================================================================

See Notes to Financial Statements.

                                AIM CHARTER FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital with a secondary objective of current income.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions--Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the

                                AIM CHARTER FUND

    Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options--The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
         A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Bond Premiums--It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
I. Expenses--Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees paid by the Fund to AIM at the annual rate of 0.025% of the Fund's average daily net assets in excess of $2 billion. During the six months ended April 30, 2000, AIM waived fees of $811,784. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $183,509 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $2,643,163 for such services.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $8,365,548, $13,052,206 and $1,047,229, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $1,715,641 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $72,752 in contingent deferred sales charges imposed on redemptions of Fund shares.

                                AIM CHARTER FUND

    Certain officers and directors of the Company are officers and directors of AIM, AFS, FMC and AIM Distributors.
    During the six months ended April 30, 2000, the Fund paid legal fees of $5,867 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $50,878 and $11,251, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $62,129 during the six months ended April 30, 2000.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $4,197,679,275 and $3,937,733,974, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $2,991,113,383
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (76,783,628)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $2,914,329,755
==========================================================
Cost of investments for tax purposes is $6,190,772,527.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2000 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of period                                             22,500     $ 25,481,560
-----------------------------------------------               --------     ------------
Written                                                         16,000        9,432,948
-----------------------------------------------               --------     ------------
Closed                                                         (13,681)     (21,219,307)
-----------------------------------------------               --------     ------------
Exercised                                                       (3,000)      (2,407,419)
-----------------------------------------------               --------     ------------
Expired                                                        (16,819)      (7,074,798)
-----------------------------------------------               --------     ------------
End of period                                                    5,000     $  4,212,984
===============================================               ========     ============

Open call option contracts written at April 30, 2000 were as follows:

                                                                     NUMBER                     APRIL 30,        UNREALIZED
                                              CONTRACT    STRIKE       OF         PREMIUMS         2000         APPRECIATION
ISSUE                                          MONTH      PRICE     CONTRACTS     RECEIVED     MARKET VALUE    (DEPRECIATION)
-----                                         --------    ------    ---------    ----------    ------------    --------------
Corning, Inc.                                  May-00      $170         850      $1,388,429     $2,624,375      $(1,235,946)
Corning, Inc.                                  May-00       175         850       1,165,311      2,295,000       (1,129,689)
Corning, Inc.                                  May-00       180         800         916,769      1,870,000         (953,231)
Kohls Corp.                                    May-00      52.5       2,500         742,475        296,875          445,600
                                                                    -------      ----------     ----------      -----------
                                                                      5,000      $4,212,984     $7,086,250      $(2,873,266)
=============                                  ======      ====     =======      ==========     ==========      ===========

                                AIM CHARTER FUND

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                     APRIL 30, 2000               OCTOBER 31, 1999
                                                              ----------------------------   ---------------------------
                                                                SHARES          AMOUNT         SHARES         AMOUNT
                                                              -----------   --------------   -----------   -------------
Sold:
  Class A                                                      27,888,891   $  515,451,062    51,272,783   $ 809,088,837
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      26,318,356      480,310,853    36,310,602     576,056,633
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       7,967,333      146,015,716     6,968,661     111,866,437
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             472,348        8,881,907       828,138      13,421,969
------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                      21,348,673      366,548,415    10,532,077     149,384,623
------------------------------------------------------------------------------------------------------------------------
  Class B                                                       9,983,386      169,087,741     3,894,826      54,866,091
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         672,773       11,427,814       107,859       1,525,822
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             294,478        5,109,184       134,608       1,929,704
------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (25,463,229)    (468,634,106)  (51,731,503)   (806,978,103)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (9,556,633)    (174,081,279)  (16,551,587)   (260,030,165)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (883,118)     (16,099,853)   (1,788,368)    (28,462,097)
------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (305,898)      (5,736,293)     (372,429)     (5,920,476)
------------------------------------------------------------------------------------------------------------------------
                                                               58,737,360   $1,038,281,161    39,605,667   $ 616,749,275
========================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                    INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------------
                                                          SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                             APRIL 30,        ---------------------------------------------------
                                                                2000           1999       1998       1997       1996       1995
                                                          ----------------    -------    -------    -------    -------    -------
Net asset value, beginning of period                          $ 17.33         $ 13.42    $ 13.48    $ 11.24    $ 10.66    $  8.93
-----------------------------------------------------         -------         -------    -------    -------    -------    -------
Income from investment operations:
  Net investment income                                          0.02            0.09       0.18       0.16       0.24       0.23
-----------------------------------------------------         -------         -------    -------    -------    -------    -------
  Net gains (losses) on securities (both realized
    and unrealized)                                              2.93            4.43       1.24       2.91       1.44       2.07
-----------------------------------------------------         -------         -------    -------    -------    -------    -------
    Total from investment operations                             2.95            4.52       1.42       3.07       1.68       2.30
-----------------------------------------------------         -------         -------    -------    -------    -------    -------
Less distributions:
  Dividends from net investment income                             --           (0.07)     (0.14)     (0.16)     (0.20)     (0.24)
-----------------------------------------------------         -------         -------    -------    -------    -------    -------
  Distributions from net realized gains                         (1.35)          (0.54)     (1.34)     (0.67)     (0.90)     (0.33)
-----------------------------------------------------         -------         -------    -------    -------    -------    -------
    Total distributions                                         (1.35)          (0.61)     (1.48)     (0.83)     (1.10)     (0.57)
-----------------------------------------------------         -------         -------    -------    -------    -------    -------
  Net asset value, end of period                              $ 18.93         $ 17.33    $ 13.42    $ 13.48    $ 11.24    $ 10.66
=====================================================         =======         =======    =======    =======    =======    =======
Total return                                                    17.75%          34.61%     11.69%     29.05%     17.29%     27.45%
=====================================================         =======         =======    =======    =======    =======    =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $81,701         $66,801    $43,815    $40,191    $29,591    $25,538
=====================================================         =======         =======    =======    =======    =======    =======
Ratio of expenses to average net assets:
  With fee waivers                                               0.65%(a)        0.65%      0.66%      0.67%      0.69%      0.74%
=====================================================         =======         =======    =======    =======    =======    =======
  Without fee waivers                                            0.67%(a)        0.67%      0.67%      0.68%      0.70%      0.74%
=====================================================         =======         =======    =======    =======    =======    =======
Ratio of net investment income to average net assets             0.20%(a)        0.51%      1.37%      1.21%      2.24%      1.98%
=====================================================         =======         =======    =======    =======    =======    =======
Portfolio turnover rate                                            97%            107%       154%       170%       164%       161%
=====================================================         =======         =======    =======    =======    =======    =======

(a)  Ratios are annualized based on average net assets of $78,012,638.

                                AIM CHARTER FUND

BOARD OF DIRECTORS                                 OFFICERS                                  OFFICE OF THE FUND
Charles T. Bauer                                   Charles T. Bauer                          11 Greenway Plaza
Chairman                                           Chairman                                  Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046
                                                   Robert H. Graham
Bruce L. Crockett                                  President                                 INVESTMENT ADVISOR
Director
ACE Limited;                                       Carol F. Relihan                          A I M Advisors, Inc.
Formerly Director, President, and                  Senior Vice President and Secretary       11 Greenway Plaza
Chief Executive Officer                                                                      Suite 100
COMSAT Corporation                                 Gary T. Crum                              Houston, TX 77046
                                                   Senior Vice President
Owen Daly II                                                                                 SUB-ADVISOR
Director                                           Edgar M. Larsen
Cortland Trust Inc.                                Senior Vice President                     A I M Capital Management, Inc.
                                                                                             11 Greenway Plaza
Edward K. Dunn Jr.                                 Dana R. Sutton                            Suite 100
Chairman, Mercantile Mortgage Corp.;               Vice President and Treasurer              Houston, TX 77046
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and           Melville B. Cox                           TRANSFER AGENT
President, Mercantile Bankshares                   Vice President
                                                                                             A I M Fund Services, Inc.
Jack Fields                                        Mary J. Benson                            P.O. Box 4739
Chief Executive Officer                            Assistant Vice President and              Houston, TX 77210-4739
Texana Global, Inc.;                               Assistant Treasurer
Formerly Member                                                                              CUSTODIAN
of the U.S. House of Representatives               Sheri Morris
                                                   Assistant Vice President and              State Street Bank and Trust Company
Carl Frischling                                    Assistant Treasurer                       225 Franklin Street
Partner                                                                                      Boston, MA 02110
Kramer, Levin, Naftalis & Frankel LLP              Renee A. Friedli
                                                   Assistant Secretary                       COUNSEL TO THE FUND
Robert H. Graham
President and Chief Executive Officer              P. Michelle Grace                         Ballard Spahr
A I M Management Group Inc.                        Assistant Secretary                       Andrews & Ingersoll, LLP
                                                                                             1735 Market Street
Prema Mathai-Davis                                 Nancy L. Martin                           Philadelphia, PA 19103
Chief Executive Officer, YWCA of the U.S.A.        Assistant Secretary
                                                                                             COUNSEL TO THE DIRECTORS
Lewis F. Pennock                                   Ofelia M. Mayo
Attorney                                           Assistant Secretary                       Kramer, Levin, Naftalis & Frankel LLP
                                                                                             919 Third Avenue
Louis S. Sklar                                     Lisa A. Moss                              New York, NY 10022
Executive Vice President                           Assistant Secretary
Hines Interests                                                                              DISTRIBUTOR
Limited Partnership                                Kathleen J. Pflueger
                                                   Assistant Secretary                       Fund Management Company
                                                                                             11 Greenway Plaza
                                                   Samuel D. Sirko                           Suite 100
                                                   Assistant Secretary                       Houston, TX 77002

                                AIM CHARTER FUND

AIM CONSTELLATION FUND

AIM Constellation Fund is for shareholders who seek growth of capital by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average long-term growth in earnings and have excellent prospects for future growth.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Constellation Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
o Investing in small and mid-sized companies may involve greater risk and potential reward than investing in more established companies.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Dow Jones Industrial Average (the Dow) is a price-weighted average of 30 actively traded primarily industrial stocks.
o The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-cap growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company stock universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o The unmanaged Russell 2000 Index represents the performance of stocks of small-capitalization companies.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) represents the performance of the stock market.
o The unmanaged Standard & Poor's MidCap 400 Index (the S&P 400) comprises the common stocks of approximately 400 mid-capitalization companies.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


AVERAGE ANNUAL TOTAL RETURNS

The fund's average annual total returns as of the close of the reporting period are shown in the manager's overview on the pages that follow. In addition, industry regulations require us to provide average annual returns as of 3/31/00 (the most recent calendar quarter-end), which were:

================================================================================
Inception (4/8/92)                23.00%

5 Years                           26.97

1 Year                            67.97

Past performance cannot guarantee comparable future results.
================================================================================

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

                             AIM CONSTELLATION FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


FUND WEATHERS MARKET SELL-OFF, RECORDS EXCELLENT RETURNS


AFTER SOARING TO NEW HEIGHTS, STOCK INDEXES PLUNGED AS THE REPORTING PERIOD CLOSED. HOW DID AIM CONSTELLATION FUND PERFORM?
Despite a steep drop in several key market indexes in April, the fund posted an impressive return for the six-month period ended April 30, 2000. Total return for the Institutional Class was 34.00%. The fund outperformed both the S&P 500 and the Lipper Multi-Cap Growth Fund Index, which recorded gains of 7.18% and 30.26%, respectively, over the same period.
    While technology stocks were volatile, the fund's heavy weighting in this sector enhanced performance. Over the reporting period, the fund's total net assets grew from $15.3 million to $20.7 million.

WHAT WERE THE KEY TRENDS IN THE STOCK MARKET?
For most of the reporting period, technology stocks were the undisputed market leaders. Tech stocks helped push the Dow, the Nasdaq and other market indexes to new heights. While the Dow peaked in January, the tech-dominated Nasdaq continued to set records well into March. Toward the end of the month, however, investors became concerned that tech stocks might be overvalued, sparking a sharp sell-off in this sector. In April, a federal court ruling against software giant Microsoft (not a fund holding) helped perpetuate this sell-off. The stocks of Internet companies with no earnings were particularly hard hit.
    Investors were also concerned that the Federal Reserve Board (the Fed) might continue to raise interest rates to slow torrid economic growth and contain inflation. During the reporting period, the Fed, which launched a monetary tightening policy in June 1999, raised the key federal funds rate--the rate banks charge each other for overnight loans--from 5.25% to 6.0%. Interest-rate concerns prompted a sell-off that affected nearly every stock-market sector in April, causing markets to be extremely volatile.
    Despite April's well-publicized market downturn, most major indexes posted gains for the reporting period, with mid-cap stocks leading the charge. The S&P MidCap 400 Index was up 21.26% compared to 0.79% for the Dow and 18.72% for the Russell 2000, which measures the performance of small-cap stocks. Despite weakness in March and April, tech stocks still outperformed other issues for the six-month reporting period by a significant margin.

HOW DID YOU MANAGE THE FUND?
During the reporting period, the fund implemented a new investment strategy that permits it to invest in all sizes of companies instead of being limited to mid- and small-cap stocks, allowing the fund to take advantage of rallies within various market segments. We took advantage of April's market sell-off to buy the stocks of quality companies at reduced prices.
    Over the last six months, we increased the fund's technology holdings from 46% to 51% while reducing consumer-cyclical stocks from 20% to 13% of the portfolio. The portfolio's heavy weighting in the technology sector was a result of our stock-selection criteria, which is based on earnings growth prospects, not macroeconomic predictions. We continued to find many companies with excellent earnings prospects in the technology sector. Moreover, we generally do not buy the stocks of companies that have no earnings.
    Industries within the technology sector that were prominently represented in the portfolio included computer software and services, communications equipment and semiconductors. These industries are benefiting from the steady sales of personal computers, the proliferation of new communications devices and the expansion of the Internet.

CAN YOU NAME A FEW OF THE TECH STOCKS IN THE PORTFOLIO?
At the end of the reporting period, VERITAS Software was the portfolio's top equity holding. VERITAS is the world's largest maker of storage-management software, which protects networks against data loss from crashes and errors, expedites data recovery and manages corporate storage. JDS Uniphase, the portfolio's second-largest equity holding, is the world's leading supplier of parts for fiber-optic equipment. Corning, our third-largest holding, is the inventor and one of the world's top manufacturers of fiber-optic cable. All three reported strong earnings for the most recent quarter.
   Other tech stocks in the portfolio included

    o Analog Devices, a leading maker of both analog and digital integrated circuits, which translate such phenomena as pressure, temperature and sound into digital signals
    o ADC Telecommunications, which makes systems that speed up the rate at which voice, data and video signals are transmitted
    o PMC-Sierra, which develops semiconductor components that improve Internet transmission.


                             AIM CONSTELLATION FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


    We believe the outlook is favorable for tech companies, which stand to benefit from global economic expansion, mergers and acquisitions and the growth of wireless communications and the Internet.

WHAT OTHER STOCKS PERFORMED WELL FOR THE FUND?
In the financial sector, the fund benefited from owning the stock of discount brokerage firm Charles Schwab, a leading discount broker. In the energy sector, a stock that performed well for the fund was Cooper Cameron, a maker of equipment for the oil and gas industry.

WHAT IS YOUR OUTLOOK FOR THE NEAR TERM?
The near-term outlook for stocks could depend largely on the Fed's ability to bring the economy to a "soft landing." On May 16, after the reporting period ended, the central bank raised the federal funds rate to 6.5%. It appears that the Fed's tightening cycle may be winding down, although the central bank may approve additional rate increases in the immediate months ahead. If the Fed succeeds in slowing economic growth to a more sustainable rate and keeping inflation under control, it could prolong the current record economic expansion. Such an environment could help sustain corporate earnings growth and prove favorable for stocks.
    However, uncertainty over the Fed's actions and other factors could perpetuate the volatility that has characterized markets in recent months. In such an environment, investors would be well advised to take a long-term perspective on their investment.

TOTAL RETURNS

For the six months ended 4/30/00

================================================================================
Bar Chart
AIM CONSTELLATION FUND INSTITUTIONAL CLASS   34.00%

LIPPER MULTI-CAP GROWTH FUND INDEX           30.26%
S&P 500                                       7.18%
================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/00

================================================================================
Inception (4/8/92)           21.48%

5 Years                      24.30

1 Year                       49.44

Past performance does not guarantee comparable future results.
================================================================================
MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF
AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets


==========================================================================================================
TOP 10 HOLDINGS                                   TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------------------
  1. VERITAS Software Corp.        2.99%            1. Computers (Software & Services)              13.91%
  2. JDS Uniphase Corp.            2.71             2. Communications Equipment                     12.80
  3. Corning, Inc.                 2.09             3. Electronics (Semiconductors)                 11.29
  4. Analog Devices, Inc.          1.99             4. Oil & Gas (Drilling & Equipment)              6.45
  5. ADC Telecommunications, Inc.  1.84             5. Broadcasting (Television, Radio & Cable)      4.55
  6. PMC-Sierra, Inc. (Canada)     1.75             6. Electrical Equipment                          3.46
  7. Scientific-Atlanta, Inc.      1.46             7. Computers (Networking)                        2.78
  8. Nokia Oyj ADR (Finland)       1.41             8. Investment Banking/Brokerage                  2.67
  9. Inktomi Corp.                 1.34             9. Services (Advertising & Marketing)            2.34
 10. Comverse Technology, Inc      1.30            10. Equipment (Semiconductor)                     2.27

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================

                             AIM CONSTELLATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                    MARKET
                                    SHARES           VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-96.77%

AUTO PARTS & EQUIPMENT-0.55%

Danaher Corp.                       2,000,000   $   114,250,000
---------------------------------------------------------------

BANKS (MAJOR REGIONAL)-0.58%

Northern Trust Corp.                1,850,000       118,631,250
---------------------------------------------------------------

BIOTECHNOLOGY-1.41%

Amgen Inc.(a)                       1,500,000        84,000,000
---------------------------------------------------------------
Biogen, Inc.(a)                     2,379,300       139,932,581
---------------------------------------------------------------
Chiron Corp.(a)                     1,500,000        67,875,000
---------------------------------------------------------------
                                                    291,807,581
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-4.55%

AMFM Inc.(a)                        2,400,000       159,300,000
---------------------------------------------------------------
AT&T Corp.-Liberty Media Group-
  Class A(a)                        3,000,000       149,812,500
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                              1,600,000        68,500,000
---------------------------------------------------------------
Hispanic Broadcasting Corp.(a)      1,525,000       154,120,312
---------------------------------------------------------------
Univision Communications,
  Inc.-Class A(a)                   1,519,800       166,038,150
---------------------------------------------------------------
USA Networks, Inc.(a)               4,500,000       103,500,000
---------------------------------------------------------------
Westwood One, Inc.(a)               3,918,000       138,599,250
---------------------------------------------------------------
                                                    939,870,212
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-12.80%

ADC Telecommunications, Inc.(a)     6,250,000       379,687,500
---------------------------------------------------------------
CIENA Corp.(a)                        563,800        69,699,775
---------------------------------------------------------------
Comverse Technology, Inc.(a)        3,000,000       267,562,500
---------------------------------------------------------------
Corning Inc.                        2,190,800       432,683,000
---------------------------------------------------------------
JDS Uniphase Corp.(a)               5,400,000       559,912,500
---------------------------------------------------------------
Juniper Networks, Inc.(a)             500,000       106,343,750
---------------------------------------------------------------
Nokia Oyj-ADR (Finland)             5,112,800       290,790,500
---------------------------------------------------------------
Nortel Networks Corp. (Canada)      1,750,000       198,187,500
---------------------------------------------------------------
QUALCOMM Inc.(a)                      350,300        37,985,656
---------------------------------------------------------------
Scientific-Atlanta, Inc.            4,636,400       301,655,775
---------------------------------------------------------------
                                                  2,644,508,456
---------------------------------------------------------------

COMPUTERS (HARDWARE)-1.88%

Apple Computer, Inc.(a)               732,100        90,826,156
---------------------------------------------------------------
Compaq Computer Corp.               3,500,000       102,375,000
---------------------------------------------------------------
Dell Computer Corp.(a)              1,250,000        62,656,250
---------------------------------------------------------------
Sun Microsystems, Inc.(a)           1,432,400       131,691,275
---------------------------------------------------------------
                                                    387,548,681
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMPUTERS (NETWORKING)-2.78%

Cisco Systems, Inc.(a)              2,000,000   $   138,656,250
---------------------------------------------------------------
Exodus Communications, Inc.(a)      1,750,000       154,765,625
---------------------------------------------------------------
Extreme Networks, Inc.(a)             750,000        43,218,750
---------------------------------------------------------------
VeriSign, Inc.(a)                   1,700,000       236,937,500
---------------------------------------------------------------
                                                    573,578,125
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.35%

Adaptec, Inc.(a)                    1,196,100        32,294,700
---------------------------------------------------------------
EMC Corp.(a)                        1,248,000       173,394,000
---------------------------------------------------------------
Network Appliance, Inc.(a)          1,000,000        73,937,500
---------------------------------------------------------------
                                                    279,626,200
---------------------------------------------------------------

COMPUTERS (SOFTWARE &
  SERVICES)-13.58%

Aspect Development, Inc.(a)         1,450,000       100,231,250
---------------------------------------------------------------
BEA Systems, Inc.(a)                2,200,000       106,150,000
---------------------------------------------------------------
Business Objects S.A.-ADR
  (France)(a)                       1,500,000       146,812,500
---------------------------------------------------------------
Check Point Software
  Technologies Ltd. (Israel)(a)     1,500,000       259,500,000
---------------------------------------------------------------
Citrix Systems, Inc.(a)             1,107,300        67,614,506
---------------------------------------------------------------
DoubleClick Inc.(a)                   500,000        37,937,500
---------------------------------------------------------------
Electronics for Imaging,
  Inc.(a)                           2,500,000       130,625,000
---------------------------------------------------------------
Gemstar International Group
  Ltd.(a)                           1,750,000        80,937,500
---------------------------------------------------------------
Inktomi Corp.(a)                    1,800,000       277,087,500
---------------------------------------------------------------
Intuit Inc.(a)                      3,250,000       116,796,875
---------------------------------------------------------------
J.D. Edwards & Co.(a)               4,500,000        82,125,000
---------------------------------------------------------------
Lycos, Inc.(a)                      2,300,000       106,950,000
---------------------------------------------------------------
Mercury Interactive Corp.(a)          382,800        34,452,000
---------------------------------------------------------------
Oracle Corp.(a)                     1,250,000        99,921,875
---------------------------------------------------------------
PeopleSoft, Inc.(a)                 2,500,000        34,843,750
---------------------------------------------------------------
Portal Software, Inc.(a)            1,037,700        47,604,487
---------------------------------------------------------------
Rational Software Corp.(a)            698,300        59,442,787
---------------------------------------------------------------
Siebel Systems, Inc.(a)             1,500,000       184,312,500
---------------------------------------------------------------
Verio, Inc.(a)                      2,250,000        84,515,625
---------------------------------------------------------------
VERITAS Software Corp.(a)           5,750,000       616,777,344
---------------------------------------------------------------
Yahoo! Inc.(a)                      1,000,000       130,250,000
---------------------------------------------------------------
                                                  2,804,887,999
---------------------------------------------------------------

CONSUMER FINANCE-0.78%

Providian Financial Corp.           1,825,000       160,714,062
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-3.46%

American Power Conversion
  Corp.(a)                          5,250,000       185,390,625
---------------------------------------------------------------
Conexant Systems, Inc.(a)           2,000,000       119,750,000
---------------------------------------------------------------

                             AIM CONSTELLATION FUND

                                                     MARKET
                                      SHARES         VALUE
ELECTRICAL EQUIPMENT-(CONTINUED)

Sanmina Corp.(a)                    2,000,000   $   120,125,000
---------------------------------------------------------------
Symbol Technologies, Inc.           2,756,100       153,652,575
---------------------------------------------------------------
Vishay Intertechnology, Inc.(a)     1,622,000       136,045,250
---------------------------------------------------------------
                                                    714,963,450
---------------------------------------------------------------

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.54%

Agilent Technologies, Inc.(a)       1,250,000       110,781,250
---------------------------------------------------------------

ELECTRONICS (DEFENSE)-0.87%

General Motors Corp.-Class H(a)     1,873,000       180,393,312
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.98%

PE Corp-PE Biosystems Group         3,375,000       202,500,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-11.30%

Advanced Micro Devices, Inc.(a)       875,300        76,807,575
---------------------------------------------------------------
Altera Corp.(a)                     1,000,000       102,250,000
---------------------------------------------------------------
Analog Devices, Inc.(a)             5,359,800       411,699,638
---------------------------------------------------------------
ASM Lithography Holding N.V.
  (Netherlands)(a)                  2,250,000        90,000,000
---------------------------------------------------------------
Celestica Inc. (Canada)(a)          4,012,700       218,942,944
---------------------------------------------------------------
Cypress Semiconductor Corp.(a)      1,313,900        68,240,681
---------------------------------------------------------------
Intel Corp.                         1,000,000       126,812,500
---------------------------------------------------------------
Linear Technology Corp.             2,500,000       142,812,500
---------------------------------------------------------------
LSI Logic Corp.(a)                  2,500,000       156,250,000
---------------------------------------------------------------
Maxim Integrated Products,
  Inc.(a)                           2,000,000       129,625,000
---------------------------------------------------------------
Microchip Technology, Inc.(a)       2,000,112       124,131,951
---------------------------------------------------------------
PMC-Sierra, Inc. (Canada)(a)        1,879,200       360,571,500
---------------------------------------------------------------
SDL, Inc.(a)                          608,200       118,599,000
---------------------------------------------------------------
Vitesse Semiconductor Corp.(a)        750,000        51,046,875
---------------------------------------------------------------
Xilinx, Inc.(a)                     2,122,400       155,465,800
---------------------------------------------------------------
                                                  2,333,255,964
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-2.27%

Applied Materials, Inc.(a)          1,000,000       101,812,500
---------------------------------------------------------------
KLA-Tencor Corp.(a)                 1,750,000       131,031,250
---------------------------------------------------------------
Novellus Systems, Inc.(a)           1,500,000       100,031,250
---------------------------------------------------------------
Teradyne, Inc.(a)                   1,227,400       135,014,000
---------------------------------------------------------------
                                                    467,889,000
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-0.42%

American Express Co.                  575,000        86,285,938
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.48%

Forest Laboratories, Inc.(a)        1,123,200        94,419,000
---------------------------------------------------------------
Jones Pharma, Inc.(b)               5,536,912       159,532,277
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
HEALTH CARE (DRUGS-GENERIC &
  OTHER)-(CONTINUED)

Medicis Pharmaceutical
  Corp.-Class A(a)                  1,200,000   $    52,500,000
---------------------------------------------------------------
                                                    306,451,277
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-1.12%

Columbia/HCA Healthcare Corp.       2,332,400        66,327,625
---------------------------------------------------------------
Health Management Associates,
  Inc.- Class A(a)                  7,190,900       114,604,969
---------------------------------------------------------------
Tenet Healthcare Corp.(a)           2,000,000        51,000,000
---------------------------------------------------------------
                                                    231,932,594
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.53%

Biomet, Inc.                        1,974,700        70,472,106
---------------------------------------------------------------
Medtronic, Inc.(c)                  4,741,600       246,266,850
---------------------------------------------------------------
                                                    316,738,956
---------------------------------------------------------------

HEALTH CARE (SPECIALIZED
  SERVICES)-0.34%

Lincare Holdings, Inc.(a)           2,301,800        70,204,900
---------------------------------------------------------------

INSURANCE (LIFE/HEALTH)-0.55%

AFLAC, Inc.                         2,326,500       113,562,281
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-2.67%

Goldman Sachs Group, Inc.
  (The)(c)                          2,250,000       209,812,500
---------------------------------------------------------------
Morgan Stanley Dean Witter &
  Co.                               1,700,000       130,475,000
---------------------------------------------------------------
Schwab (Charles) Corp. (The)        4,750,000       211,375,000
---------------------------------------------------------------
                                                    551,662,500
---------------------------------------------------------------

INVESTMENT MANAGEMENT-0.34%

Federated Investors, Inc.-Class
  B                                 2,500,000        70,625,000
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-1.10%

Harley-Davidson, Inc.(c)            5,700,000       226,931,250
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-0.54%

Honeywell International             2,000,000       112,000,000
---------------------------------------------------------------

MANUFACTURING
  (SPECIALIZED)-0.75%

Millipore Corp.                     2,149,800       154,113,788
---------------------------------------------------------------

NATURAL GAS-0.59%

Enron Corp.(c)                      1,750,000       121,953,125
---------------------------------------------------------------

OIL & GAS (DRILLING &
  EQUIPMENT)-6.40%

BJ Services Co.(a)                  2,600,000       182,650,000
---------------------------------------------------------------
Cooper Cameron Corp.(a)(b)          2,761,200       207,090,000
---------------------------------------------------------------
ENSCO International Inc.            2,500,000        82,968,750
---------------------------------------------------------------
Grant Prideco, Inc.(a)              1,872,400        36,043,700
---------------------------------------------------------------
Nabors Industries, Inc.(a)          4,432,000       174,787,000
---------------------------------------------------------------
R&B Falcon Corp.(a)                 5,900,000       122,425,000
---------------------------------------------------------------

                             AIM CONSTELLATION FUND

                                                     MARKET
                                      SHARES         VALUE
OIL & GAS (DRILLING & EQUIPMENT)-(CONTINUED)

Rowan Cos., Inc.(a)                 3,262,700   $    91,151,681
---------------------------------------------------------------
Smith International, Inc.(a)        2,150,000       163,400,000
---------------------------------------------------------------
Transocean Sedco Forex Inc.         3,950,000       185,650,000
---------------------------------------------------------------
Weatherford International,
  Inc.(a)                           1,872,400        76,066,250
---------------------------------------------------------------
                                                  1,322,232,381
---------------------------------------------------------------

RAILROADS-1.06%

Kansas City Southern
  Industries, Inc.                  3,050,000       219,218,750
---------------------------------------------------------------

RESTAURANTS-0.78%

Brinker International, Inc.(a)      3,000,000        95,625,000
---------------------------------------------------------------
Outback Steakhouse, Inc.(a)         2,000,000        65,500,000
---------------------------------------------------------------
                                                    161,125,000
---------------------------------------------------------------

RETAIL (BUILDING
  SUPPLIES)-1.31%

Home Depot, Inc. (The)              1,750,000        98,109,375
---------------------------------------------------------------
Lowe's Cos., Inc.                   3,500,000       173,250,000
---------------------------------------------------------------
                                                    271,359,375
---------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-1.10%

Best Buy Co., Inc.(a)                 882,200        71,237,650
---------------------------------------------------------------
CDW Computer Centers, Inc.(a)       1,500,000       156,000,000
---------------------------------------------------------------
                                                    227,237,650
---------------------------------------------------------------

RETAIL (DEPARTMENT
  STORES)-0.93%

Kohl's Corp.(a)                     4,000,000       192,000,000
---------------------------------------------------------------

RETAIL (DISCOUNTERS)-1.13%

Dollar Tree Stores, Inc.(a)         1,810,600       104,788,475
---------------------------------------------------------------
Family Dollar Stores, Inc.          2,850,000        54,328,125
---------------------------------------------------------------
Ross Stores, Inc.                   3,567,200        74,019,400
---------------------------------------------------------------
                                                    233,136,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-1.82%

Bed Bath & Beyond, Inc.(a)          5,000,000       183,437,500
---------------------------------------------------------------
Staples, Inc.(a)                    4,000,000        76,250,000
---------------------------------------------------------------
Tiffany & Co.                         750,000        54,515,625
---------------------------------------------------------------
Zale Corp.(a)                       1,500,000        61,875,000
---------------------------------------------------------------
                                                    376,078,125
---------------------------------------------------------------

RETAIL
  (SPECIALTY-APPAREL)-1.79%

Gap, Inc. (The)                     2,500,000        91,875,000
---------------------------------------------------------------
Intimate Brands, Inc.               1,500,000        57,750,000
---------------------------------------------------------------
Limited, Inc. (The)                 2,000,000        90,375,000
---------------------------------------------------------------
Men's Wearhouse, Inc.
  (The)(a)(b)                       2,487,800        53,332,213
---------------------------------------------------------------
Talbots, Inc. (The)                 1,500,000        75,843,750
---------------------------------------------------------------
                                                    369,175,963
---------------------------------------------------------------

                                                    MARKET
                                      SHARES        VALUE
SERVICES (ADVERTISING/
  MARKETING)-2.34%

Lamar Advertising Co.(a)(b)         3,750,000   $   165,234,375
---------------------------------------------------------------
Omnicom Group, Inc.                 2,500,000       227,656,250
---------------------------------------------------------------
Young & Rubicam Inc.                1,632,500        90,909,844
---------------------------------------------------------------
                                                    483,800,469
---------------------------------------------------------------

SERVICES (COMPUTER
  SYSTEMS)-0.60%

Brocade Communications Systems,
  Inc.(a)                           1,000,000       124,000,000
---------------------------------------------------------------

SERVICES (DATA
  PROCESSING)-1.60%

CSG Systems International,
  Inc.(a)                             956,500        44,118,563
---------------------------------------------------------------
Fiserv, Inc.(a)                     4,060,300       186,520,031
---------------------------------------------------------------
Paychex, Inc.                       1,875,000        98,671,875
---------------------------------------------------------------
                                                    329,310,469
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.25%

Crown Castle International
  Corp.(a)                          2,144,200        82,283,675
---------------------------------------------------------------
Level 3 Communications, Inc.(a)     1,000,000        89,000,000
---------------------------------------------------------------
Metromedia Fiber Network,
  Inc.-Class A(a)                   4,000,000       123,500,000
---------------------------------------------------------------
VoiceStream Wireless(a)               569,200        56,350,800
---------------------------------------------------------------
Western Wireless Corp.-Class
  A(a)                              2,301,000       114,330,938
---------------------------------------------------------------
                                                    465,465,413
---------------------------------------------------------------

TELEPHONE-2.04%

Broadwing Inc.(a)                   3,000,000        84,937,500
---------------------------------------------------------------
CenturyTel, Inc.                    1,583,525        38,796,363
---------------------------------------------------------------
NTL Inc.(a)                         1,500,000       114,750,000
---------------------------------------------------------------
Qwest Communications
  International, Inc.(a)            3,495,800       151,630,325
---------------------------------------------------------------
RCN Corp.(a)                        1,103,900        31,599,137
---------------------------------------------------------------
                                                    421,713,325
---------------------------------------------------------------

TEXTILES (APPAREL)-0.51%

Jones Apparel Group, Inc.(a)        3,564,000       105,806,250
---------------------------------------------------------------
    Total Common Stocks & Other
      Equity Interests (Cost
      $11,318,442,251)                           19,989,326,321
---------------------------------------------------------------

                                  PRINCIPAL
                                    AMOUNT
CONVERTIBLE BONDS & NOTES-0.57%
COMPUTERS (NETWORKING)-0.13%

Exodus Communications, Inc.,
  Conv. Notes, 4.75%, 07/15/08
  (Acquired 12/02/99; Cost
  $19,815,000)(d)                $ 19,815,000        27,468,544
---------------------------------------------------------------

                             AIM CONSTELLATION FUND

                                  PRINCIPAL          MARKET
                                    AMOUNT           VALUE
COMPUTERS (SOFTWARE &
  SERVICES)-0.33%

Critical Path Inc., Conv.
  Notes, 5.75%, 04/01/05
  (Acquired 03/27/00-04/25/00;
  Cost $65,116,131)(d)           $ 81,000,000   $    67,989,375
---------------------------------------------------------------

TELEPHONE-0.11%

NTL Inc., Conv. Sub. Notes,
  5.75%, 12/15/09 (Acquired
  12/17/99; Cost
  $25,458,250)(d)                  25,000,000        22,281,250
---------------------------------------------------------------
    Total Convertible Bonds &
      Notes (Cost $110,401,924)                     117,739,169
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
MONEY MARKET FUNDS-3.14%

STIC Liquid Assets Portfolio(e)   324,330,906   $   324,330,906
---------------------------------------------------------------
STIC Prime Portfolio(e)           324,330,906       324,330,906
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $648,661,812)                           648,661,812
---------------------------------------------------------------
TOTAL INVESTMENTS-100.48% (Cost
  $12,077,505,987)                               20,755,727,302
---------------------------------------------------------------
LIABILITIES LESS OTHER
  ASSETS-(0.48%)                                   (100,001,286)
---------------------------------------------------------------
NET ASSETS-100.00%                              $20,655,726,016
===============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Sub.  - Subordinated

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate market value of these securities as of 04/30/00 was $585,188,865 which represented 2.83% of the Fund's net assets.
(c)  A portion of this security is subject to call options written. See Note 7.
(d) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at 04/30/00 was $117,739,169 which represented 0.57% of the Fund's net assets.
(e)  The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

                             AIM CONSTELLATION FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $12,077,505,987)                            $20,755,727,302
-------------------------------------------------------------
Receivables for:
  Investments sold                                162,431,108
-------------------------------------------------------------
  Capital stock sold                               32,662,880
-------------------------------------------------------------
  Dividends and Interest                            5,197,947
-------------------------------------------------------------
Investment for deferred compensation plan             219,535
-------------------------------------------------------------
Other assets                                          988,721
-------------------------------------------------------------
    Total assets                               20,957,227,493
-------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                           162,263,976
-------------------------------------------------------------
  Capital stock reacquired                        114,415,316
-------------------------------------------------------------
  Deferred compensation plan                          219,535
-------------------------------------------------------------
Options written (premiums received
  $4,594,572)                                       1,493,609
-------------------------------------------------------------
Accrued advisory fees                              10,042,123
-------------------------------------------------------------
Accrued administrative services fees                   59,187
-------------------------------------------------------------
Accrued distribution fees                           7,741,754
-------------------------------------------------------------
Accrued directors' fees                                 6,493
-------------------------------------------------------------
Accrued transfer agent fees                         4,358,928
-------------------------------------------------------------
Accrued operating expenses                            900,556
-------------------------------------------------------------
    Total liabilities                             301,501,477
-------------------------------------------------------------
Net assets applicable to shares outstanding   $20,655,726,016
=============================================================

NET ASSETS:

Class A                                       $18,921,516,143
=============================================================
Class B                                       $ 1,031,286,280
=============================================================
Class C                                       $   324,903,258
=============================================================
Institutional Class                           $   378,020,335
=============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                    1,000,000,000
-------------------------------------------------------------
  Outstanding                                     444,216,321
=============================================================
Class B:
  Authorized                                    1,000,000,000
-------------------------------------------------------------
  Outstanding                                      24,816,471
=============================================================
Class C:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                       7,820,615
=============================================================
Institutional Class:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                       8,492,512
=============================================================
Class A:
  Net asset value and redemption price per
    share                                     $         42.60
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $42.60 divided
       by 94.50%)                             $         45.07
=============================================================
Class B:
  Net asset value and offering price per
    share                                     $         41.56
=============================================================
Class C:
  Net asset value and offering price per
    share                                     $         41.54
=============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                           $         44.51
=============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  $300,802)                                    $   37,638,099
-------------------------------------------------------------
Interest                                            1,652,827
-------------------------------------------------------------
    Total investment income                        39,290,926
-------------------------------------------------------------

EXPENSES:

Advisory fees                                      60,894,984
-------------------------------------------------------------
Administrative services fee                           346,584
-------------------------------------------------------------
Custodian fees                                        328,528
-------------------------------------------------------------
Distribution fees -- Class A                       26,982,802
-------------------------------------------------------------
Distribution fees -- Class B                        4,237,526
-------------------------------------------------------------
Distribution fees -- Class C                        1,252,867
-------------------------------------------------------------
Transfer agent fees -- Class A                     12,817,350
-------------------------------------------------------------
Transfer agent fees -- Class B                      1,131,334
-------------------------------------------------------------
Transfer agent fees -- Class C                        334,490
-------------------------------------------------------------
Transfer agent fees -- Institutional Class             25,272
-------------------------------------------------------------
Directors' fees                                        41,472
-------------------------------------------------------------
Other                                               1,247,729
-------------------------------------------------------------
    Total expenses                                109,640,938
-------------------------------------------------------------
Less: Fees waived                                  (2,181,249)
-------------------------------------------------------------
    Expenses paid indirectly                         (161,830)
-------------------------------------------------------------
    Net expenses                                  107,297,859
-------------------------------------------------------------
Net investment income (loss)                      (68,006,933)
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES,
  FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                         2,471,849,544
-------------------------------------------------------------
  Option contracts written                         32,124,058
-------------------------------------------------------------
                                                2,503,973,602
-------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         2,669,821,895
-------------------------------------------------------------
  Foreign currencies                                   (1,049)
-------------------------------------------------------------
  Option contracts written                          4,349,562
-------------------------------------------------------------
                                                2,674,170,408
-------------------------------------------------------------
Net gain on investment securities, foreign
  currencies and option contracts               5,178,144,010
-------------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $5,110,137,077
=============================================================

See Notes to Financial Statements.

                             AIM CONSTELLATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                                 APRIL 30,         OCTOBER 31,
                                                                   2000               1999
                                                              ---------------    ---------------
OPERATIONS:

  Net investment income (loss)                                $   (68,006,933)   $   (76,875,258)
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and option contracts                             2,503,973,602      1,644,017,203
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts         2,674,170,408      2,669,133,759
------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        5,110,137,077      4,236,275,704
------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                      (1,341,527,015)      (337,206,115)
------------------------------------------------------------------------------------------------
  Class B                                                         (59,302,977)        (8,290,207)
------------------------------------------------------------------------------------------------
  Class C                                                         (16,589,705)        (2,229,567)
------------------------------------------------------------------------------------------------
  Institutional Class                                             (23,400,833)        (5,075,580)
------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,202,424,646     (1,783,881,252)
------------------------------------------------------------------------------------------------
  Class B                                                         299,847,081        205,093,817
------------------------------------------------------------------------------------------------
  Class C                                                         124,772,971         55,508,352
------------------------------------------------------------------------------------------------
  Institutional Class                                              70,882,977         (4,793,973)
------------------------------------------------------------------------------------------------
    Net increase in net assets                                  5,367,244,222      2,355,401,179
------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          15,288,481,794     12,933,080,615
------------------------------------------------------------------------------------------------
  End of period                                               $20,655,726,016    $15,288,481,794
================================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 9,361,884,526    $ 7,663,956,851
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (68,558,670)          (551,737)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies and option contracts         2,681,079,353      1,617,926,281
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies and option contracts                             8,681,320,807      6,007,150,399
------------------------------------------------------------------------------------------------
                                                              $20,655,726,016    $15,288,481,794
================================================================================================

See Notes to Financial Statements.

                             AIM CONSTELLATION FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
    Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium

                             AIM CONSTELLATION FUND
    received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
         A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
F. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees paid by the Fund to AIM at the annual rate of 0.025% of the Fund's average daily net assets in excess of $2 billion. During the six months ended April 30, 2000, AIM waived fees of $2,181,249. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $346,584 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $5,609,953 for such services.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $26,982,803, $4,237,526 and $1,252,867, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $2,511,724 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $168,593 in contingent deferred sales charges imposed on redemptions of Fund shares.

                             AIM CONSTELLATION FUND

    Certain officers and directors of the Company are officers and directors of AIM, AFS, FMC and AIM Distributors.
    During the six months ended April 30, 2000, the Fund paid legal fees of $11,277 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $116,741 and $45,089, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $161,830 during the six months ended April 30, 2000.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $9,162,139,810 and $8,802,590,457, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $9,046,988,555
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (372,597,573)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $8,674,390,982
==========================================================

Cost of investments for tax purposes is $12,081,336,320.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2000 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF      PREMIUMS
                                                              CONTRACTS      RECEIVED
                                                              ---------    ------------
Beginning of period                                              22,091    $  3,848,894
---------------------------------------------                 ---------    ------------
Written                                                          87,799      58,345,982
---------------------------------------------                 ---------    ------------
Closed                                                          (69,921)    (52,092,932)
---------------------------------------------                 ---------    ------------
Expired                                                         (24,381)     (5,507,372)
---------------------------------------------                 ---------    ------------
End of period                                                    15,588    $  4,594,572
=============================================                 =========    ============

Open call option contracts written at April 30, 2000 were as follows:

                                                                                              APRIL 30,
                                            CONTRACT    STRIKE    NUMBER OF     PREMIUMS         2000          UNREALIZED
ISSUE                                        MONTH      PRICE     CONTRACTS     RECEIVED     MARKET VALUE     APPRECIATION
-----                                       --------    ------    ---------    ----------    ------------    --------------
Enron Corp.                                  May-00      $ 80       3,500      $  941,713     $  175,000       $  766,713
Goldman Sachs Group, Inc. (The)              May-00       130       1,441         276,057         36,025          240,032
Harley-Davidson, Inc.                        May-00        50         870          95,262         29,906           65,356
Medtronic, Inc.                              May-00        55       9,777       3,281,540      1,252,678        2,028,862
                                                                               ----------     ----------       ----------
                                                                   15,588      $4,594,572     $1,493,609       $3,100,963
================================             ======      ====      ======      ==========     ==========       ==========

                             AIM CONSTELLATION FUND

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                    APRIL 30, 2000                   OCTOBER 31, 1999
                                                            ------------------------------    -------------------------------
                                                              SHARES           AMOUNT            SHARES           AMOUNT
                                                            -----------    ---------------    ------------    ---------------
Sold:
  Class A                                                    47,664,468    $ 2,002,506,950      98,564,141    $ 2,981,238,092
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     7,573,060        311,546,329      10,942,571        332,728,027
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                     3,208,675        132,258,758       5,133,893        156,450,704
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         1,895,934         80,440,191       1,596,295         51,100,608
-----------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                    34,136,481      1,274,295,386      11,320,463        318,895,308
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     1,560,323         56,999,170         286,888          7,992,642
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       430,717         15,725,462          75,962          2,115,494
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           593,713         23,119,167         170,003          4,957,282
-----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                   (50,122,218)    (2,074,377,690)   (167,354,090)    (5,084,014,652)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                    (1,661,443)       (68,698,418)     (4,443,036)      (135,626,852)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (569,978)       (23,211,249)     (3,390,263)      (103,057,846)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (784,221)       (32,676,381)     (1,915,980)       (60,851,863)
-----------------------------------------------------------------------------------------------------------------------------
                                                             43,925,511    $ 1,697,927,675     (49,013,153)   $(1,528,073,056)
=============================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                 INSTITUTIONAL CLASS
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                           2000            1999        1998        1997        1996        1995
                                                     ----------------    --------    --------    --------    --------    --------
Net asset value, beginning of period                     $  36.01        $  27.25    $  30.00    $  26.01    $  24.05    $  18.49
---------------------------------------------------      --------        --------    --------    --------    --------    --------
Income from investment operations:
  Net investment income (loss)                              (0.05)          (0.01)         --        0.02        0.04        0.02
---------------------------------------------------      --------        --------    --------    --------    --------    --------
  Net gains (losses) on securities (both realized
    and unrealized)                                         11.83            9.50       (0.65)       4.86        2.67        6.06
---------------------------------------------------      --------        --------    --------    --------    --------    --------
    Total from investment operations                        11.78            9.49       (0.65)       4.88        2.71        6.08
---------------------------------------------------      --------        --------    --------    --------    --------    --------
Less distributions from net realized gains                  (3.28)          (0.73)      (2.10)      (0.89)      (0.75)      (0.52)
---------------------------------------------------      --------        --------    --------    --------    --------    --------
Net asset value, end of period                           $  44.51        $  36.01    $  27.25    $  30.00    $  26.01    $  24.05
===================================================      ========        ========    ========    ========    ========    ========
Total return                                                34.00%          35.46%      (1.85)%     19.42%      11.81%      34.09%
===================================================      ========        ========    ========    ========    ========    ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $378,020        $244,369    $189,039    $188,109    $293,035    $138,918
===================================================      ========        ========    ========    ========    ========    ========
Ratio of expenses to average net assets:
  With fee waivers                                           0.64%(a)        0.64%       0.63%       0.65%       0.66%       0.66%
===================================================      ========        ========    ========    ========    ========    ========
  Without fee waivers                                        0.66%(a)        0.66%       0.65%       0.67%       0.67%       0.68%
===================================================      ========        ========    ========    ========    ========    ========
Ratio of net investment income (loss) to average
  net assets                                                (0.23)%(a)      (0.04)%     (0.01)%      0.06%       0.21%       0.18%
===================================================      ========        ========    ========    ========    ========    ========
Portfolio turnover rate                                        48%             62%         76%         67%         58%         45%
===================================================      ========        ========    ========    ========    ========    ========

(a)  Ratios are annualized and based on average net assets of $393,915,760.

                             AIM CONSTELLATION FUND

BOARD OF DIRECTORS                                OFFICERS                                OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                        11 Greenway Plaza
Chairman                                          Chairman                                Suite 100
A I M Management Group Inc.                                                               Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                               INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                        A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary     11 Greenway Plaza
Chief Executive Officer                                                                   Suite 100
COMSAT Corporation                                Gary T. Crum                            Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                              SUB-ADVISOR
Director                                          Edgar M. Larsen
Cortland Trust Inc.                               Senior Vice President                   A I M Capital Management, Inc.
                                                                                          11 Greenway Plaza
Edward K. Dunn Jr.                                Dana R. Sutton                          Suite 100
Chairman, Mercantile Mortgage Corp.;              Vice President and Treasurer            Houston, TX 77046
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and          Melville B. Cox                         TRANSFER AGENT
President, Mercantile Bankshares                  Vice President
                                                                                          A I M Fund Services, Inc.
Jack Fields                                       Mary J. Benson                          P.O. Box 4739
Chief Executive Officer                           Assistant Vice President and            Houston, TX 77210-4739
Texana Global, Inc.;                              Assistant Treasurer
Formerly Member                                                                           CUSTODIAN
of the U.S. House of Representatives              Sheri Morris
                                                  Assistant Vice President and            State Street Bank and Trust Company
Carl Frischling                                   Assistant Treasurer                     225 Franklin Street
Partner                                                                                   Boston, MA 02110
Kramer, Levin, Naftalis & Frankel LLP             Renee A. Friedli
                                                  Assistant Secretary                     COUNSEL TO THE FUND
Robert H. Graham
President and Chief Executive Officer             P. Michelle Grace                       Ballard Spahr
A I M Management Group Inc.                       Assistant Secretary                     Andrews & Ingersoll, LLP
                                                                                          1735 Market Street
Prema Mathai-Davis                                Nancy L. Martin                         Philadelphia, PA 19103
Chief Executive Officer, YWCA of the U.S.A.       Assistant Secretary
                                                                                          COUNSEL TO THE DIRECTORS
Lewis F. Pennock                                  Ofelia M. Mayo
Attorney                                          Assistant Secretary                     Kramer, Levin, Naftalis & Frankel LLP
                                                                                          919 Third Avenue
Louis S. Sklar                                    Lisa A. Moss                            New York, NY 10022
Executive Vice President                          Assistant Secretary
Hines Interests                                                                           DISTRIBUTOR
Limited Partnership                               Kathleen J. Pflueger
                                                  Assistant Secretary                     Fund Management Company
                                                                                          11 Greenway Plaza
                                                  Samuel D. Sirko                         Suite 100
                                                  Assistant Secretary                     Houston, TX 77002


                             AIM CONSTELLATION FUND

AIM WEINGARTEN FUND

AIM Weingarten Fund is for shareholders who seek long-term growth of capital through investments primarily in common stocks of leading U.S. companies considered by management to have strong earnings momentum.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Weingarten Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Growth Fund Index represents an average of the performance of the 30 largest growth funds charted by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company universe. While it includes many small and mid-sized company stocks, large-capitalization technology stocks tend to dominate the index.
o The unmanaged Russell 1000 Index represents the performance of the stocks of large-capitalization companies.
o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a group of securities widely regarded as representative of the performance of the stock market.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS

The fund's average annual total returns as of the close of the reporting period are shown in the manager's overview on the pages that follow. In addition, industry regulations require us to provide average annual returns as of 3/31/00 (the most recent calendar quarter-end), which were:

================================================================================
Inception (10/8/91)               20.72%

5 Years                           30.82

1 Year                            44.06

Past performance cannot guarantee comparable future results.
================================================================================

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

                              AIM WEINGARTEN FUND

AIM WEINGARTEN FUND CONTINUES RECORD OF OUTSTANDING PERFORMANCE

HOW DID AIM WEINGARTEN FUND PERFORM OVER THE LAST SIX MONTHS?
For the six months ended April 30, 2000, AIM Weingarten Fund delivered outstanding returns and outperformed both the Lipper Large-Cap Growth Index and the Russell 1000 Index. Total return for the Institutional Class was 26.46%, which handily beat the Lipper Large-Cap Growth Index's 16.31% and the Russell 1000 Index's 9.72% returns for the reporting period.
    The fund's assets continue to grow. Net assets rose from $114.1 million to $147.1 million during the reporting period.

WHAT WERE THE MAJOR TRENDS IN THE FINANCIAL MARKETS DURING THE REPORTING
PERIOD?
U.S. equity markets experienced unprecedented volatility during the last six months. Many technology stocks that soared in 1999 came crashing back to earth in early 2000 as investors questioned those stocks' valuations. Many investors abandoned dot-com stocks, concerned that they were overvalued, lacked a clear business model and might never make a profit.
    But even the stocks of large, historically profitable old economy companies were not immune to price declines if it appeared they might not meet earnings expectations. Investors increasingly focused on corporate profits, and many companies that failed to deliver profits to their shareholders were punished.
    There were many reasons for the markets' heightened volatility, including continued interest-rate hikes by the Federal Reserve Board (the Fed) and sometimes contradictory economic indicators. The Fed raised short-term interest rates five times during the last year for a total increase of 125 basis points (1.25%) in a preemptive effort to contain inflation. (On May 16, shortly after the close of the reporting period, the Fed raised short-term interest rates by an additional 50 basis points and signaled that it may raise rates further.)
    For all the headline-making one-day dips and dives in one market benchmark or another, it is worth noting that the most widely followed market indexes all produced positive returns for the six months covered by this report. The S&P 500 rose 7.18%; the Dow eked out a 0.79% gain; and even the Nasdaq, which provoked the most hand-wringing, was up an impressive 30.14%.

HAS MARKET VOLATILITY AFFECTED ALL STOCKS EQUALLY?
Not all stocks have been equally volatile. Much of the volatility has been concentrated among profitless Internet stocks with high price-to-earnings multiples--precisely the kind of stocks in which the fund does not invest. The stocks of larger, more established companies have been comparatively stable. While the technology-laden Nasdaq was down 5.13% for the first four months of 2000, the S&P 500 Index was down only 0.79%.

HOW WAS THE FUND'S PORTFOLIO POSITIONED AT THE CLOSE OF THE REPORTING PERIOD? The fund held a widely diversified portfolio of 85 stocks in a variety of sectors and industries at the close of the reporting period. Major sectors represented in the portfolio on April 30, 2000, were technology (58.9%), consumer staples (11.9%), consumer cyclicals (8.1%), health care (8.0%) and capital goods (6.0%). Within the technology sector, the fund held stocks in a variety of well-established companies in the communications equipment, semiconductor, computer software and services and semiconductor equipment industries.
    Technology stocks accounted for approximately 42% of the fund's hold-ings at the beginning of the period and approximately 59% at its close. We reduced our health-care holdings from about 15% to 8% of the fund's portfolio because many health-care companies face potential problems. Some pharmaceutical manufacturers face patent expirations; some managed-care companies have seen rising costs and reduced government reimbursements squeeze their earnings; and some biotech companies have been hurt by adverse decisions from the U.S. Food and Drug Administration.
    We slightly reduced our domestic holdings from 95% to 88% of the portfolio during the period, and we increased our foreign holdings from about 5% to 12%. The capitalization levels of our holdings remained essentially unchanged, with roughly 90% of our holdings in the large- or super-cap range.

GROWTH OF NET ASSETS

in millions

================================================================================
Bar Chart

10/31/99  $114.1

4/30/00   $147.1
================================================================================

                              AIM WEINGARTEN FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



WHAT WERE SOME OF THE FUND'S MAJOR HOLDINGS?
A large percentage of the fund's holdings were in the technology sector--mainly well-established, profitable companies that are leaders in their fields. One of the fund's largest technology holdings, Sun Microsystems, reported extremely strong quarterly earnings shortly before the close of the reporting period. Sun is a leading maker of number-crunching workstation computers, storage devices and servers for powering corporate computer systems and Web sites.
    Many of the fund's non-tech holdings also performed well. Home Depot, a stock we continued to like, is noted for its outstanding customer service. It operates more than 950 stores coast to coast serving both professional builders and "do-it-yourselfers." The company is opening a new chain of smaller hardware stores in the United States and is exporting its superstore concept to South America. In the health-care sector, Warner-Lambert--the fund's largest single holding--makes some of the best-known consumer products on the market. But 60% of its sales come from its pharmaceutical products, including Lipitor, a market-leading cholesterol treatment.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?
U.S. and foreign markets may remain volatile for some time because of rising interest rates and because some investors have yet to figure out the proper way to value high-growth technology companies. While the Fed traditionally refrains from raising interest rates during presidential elections, it has made clear its intention to continue raising rates as necessary to ensure that inflation remains in check.
    Technology and telecommunications companies in the United States and elsewhere are producing innovative new products and infrastructure that could result in many years of above-average growth. While further Fed rate hikes could put pressure on more traditional sectors of the economy, many industry-leading technology companies have little debt, making them somewhat immune to the effects of rising interest rates. AIM Weingarten Fund intends to own well-managed, financially strong, industry-leading companies with the potential to appreciate in the years ahead.

TOTAL RETURNS

For the six months ended 4/30/00

================================================================================
Bar Chart
AIM WEINGARTEN FUND INSTITUTIONAL CLASS   26.46%

LIPPER LARGE CAP GROWTH INDEX             16.31%

RUSSELL 1000 INDEX                         9.72%
================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/00

================================================================================
Inception (10/8/91)          19.63%

5 Years                      28.52

1 Year                       35.69

Past performance does not guarantee comparable future results.
================================================================================

MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

PORTFOLIO COMPOSITION

As of 4/30/00, based on total net assets


==================================================================================================================
TOP 10 HOLDINGS                                             TOP 10 INDUSTRIES
------------------------------------------------------------------------------------------------------------------
  1. Warner-Lambert Co.                        3.87%          1. Communications Equipment                 16.46%
  2. Intel Corp.                               3.55           2. Electronics (Semiconductors)             13.69
  3. Telefonaktiebolaget LM Ericsson-ADR       3.48           3. Computers (Software & Services)           9.40
  4. Nortel Networks Corp. (Canada)            3.17           4. Broadcasting (Television, Radio & Cable)  7.81
  5. Sun Microsystems, Inc.                    2.94           5. Equipment (Semiconductor)                 6.42
  6. Oracle Corp.                              2.88           6. Health Care (Diversified)                 5.46
  7. AT&T Corp. - Liberty Media Group-Class A  2.75           7. Electrical Equipment                      5.29
  8. Applied Materials, Inc.                   2.74           8. Computers (Hardware)                      3.96
  9. Cisco Systems, Inc.                       2.66           9. Entertainment                             3.40
 10. Teradyne, Inc.                            2.49          10. Computers (Networking)                    2.88

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==================================================================================================================

                              AIM WEINGARTEN FUND
                                       31

SCHEDULE OF INVESTMENTS

April 30, 2000
(Unaudited)

                                                    MARKET
                                    SHARES           VALUE
DOMESTIC COMMON STOCKS-81.98%

BIOTECHNOLOGY-0.35%

Amgen Inc.(a)                         772,600   $    43,265,600

---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO
  & CABLE)-7.81%

AT&T Corp.-Liberty Media
  Group-Class A(a)                  6,900,000       344,568,750
---------------------------------------------------------------
Cablevision Systems Corp.-Class
  A(a)                              1,515,100       102,553,331
---------------------------------------------------------------
Comcast Corp.-Class A(a)            3,396,200       136,060,262
---------------------------------------------------------------
Cox Communications, Inc.-Class
  A(a)                              2,330,900        99,791,656
---------------------------------------------------------------
Infinity Broadcasting
  Corp.-Class A(a)                  6,327,400       214,736,137
---------------------------------------------------------------
UnitedGlobalCom Inc.-Class A(a)     1,500,000        79,687,500
---------------------------------------------------------------
                                                    977,397,636
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-8.68%

ADC Telecommunications, Inc.(a)       497,900        30,247,425
---------------------------------------------------------------
Comverse Technology, Inc.(a)        1,426,000       127,181,375
---------------------------------------------------------------
Copper Mountain Networks,
  Inc.(a)                           1,435,200       119,659,800
---------------------------------------------------------------
Efficient Networks, Inc.(a)           565,200        37,161,900
---------------------------------------------------------------
JDS Uniphase Corp.(a)               1,400,000       145,162,500
---------------------------------------------------------------
Motorola, Inc.                      1,750,000       208,359,375
---------------------------------------------------------------
PairGain Technologies,
  Inc.(a)(b)                        7,000,000       174,125,000
---------------------------------------------------------------
Polycom, Inc.(a)                      136,100        10,768,912
---------------------------------------------------------------
QUALCOMM Inc.(a)                    1,500,000       162,656,250
---------------------------------------------------------------
Scientific-Atlanta, Inc.            1,090,100        70,924,631
---------------------------------------------------------------
                                                  1,086,247,168
---------------------------------------------------------------

COMPUTERS (HARDWARE)-3.96%

Apple Computer, Inc.(a)             1,000,000       124,062,500
---------------------------------------------------------------
Palm, Inc.(a)                         151,500         4,128,375
---------------------------------------------------------------
Sun Microsystems, Inc.(a)           4,000,000       367,750,000
---------------------------------------------------------------
                                                    495,940,875
---------------------------------------------------------------

COMPUTERS (NETWORKING)-2.88%

3Com Corp.(a)                         684,000        26,975,250
---------------------------------------------------------------
Cisco Systems, Inc.(a)              4,800,000       332,775,000
---------------------------------------------------------------
                                                    359,750,250
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-1.70%

Advanced Digital Information
  Corp.(a)                          2,152,500        52,870,781
---------------------------------------------------------------
EMC Corp.(a)                        1,150,000       159,778,125
---------------------------------------------------------------
                                                    212,648,906
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
COMPUTERS (SOFTWARE &
  SERVICES)-8.92%

Adobe Systems, Inc.                   871,800   $   105,433,312
---------------------------------------------------------------
America Online, Inc.(a)             2,000,000       119,625,000
---------------------------------------------------------------
Citrix Systems, Inc.(a)             1,000,000        61,062,500
---------------------------------------------------------------
Gemstar International Group
  Ltd.(a)                             750,400        34,706,000
---------------------------------------------------------------
Intuit Inc.(a)                      2,037,800        73,233,438
---------------------------------------------------------------
Microsoft Corp.(a)                  1,300,000        90,675,000
---------------------------------------------------------------
Oracle Corp.(a)                     4,500,000       359,718,750
---------------------------------------------------------------
Portal Software, Inc.(a)            1,400,000        64,225,000
---------------------------------------------------------------
Rational Software Corp.(a)          1,264,900       107,674,613
---------------------------------------------------------------
Siebel Systems, Inc.(a)               459,800        56,497,925
---------------------------------------------------------------
VERITAS Software Corp.(a)             400,000        42,906,250
---------------------------------------------------------------
                                                  1,115,757,788
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-3.22%

Conexant Systems, Inc.(a)           1,200,000        71,850,000
---------------------------------------------------------------
General Electric Co.                1,000,000       157,250,000
---------------------------------------------------------------
Sanmina Corp.(a)                    1,200,000        72,075,000
---------------------------------------------------------------
Symbol Technologies, Inc.           1,814,600       101,163,950
---------------------------------------------------------------
                                                    402,338,950
---------------------------------------------------------------

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-0.99%

Agilent Technologies, Inc.(a)       1,400,000       124,075,000
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-0.72%

PE Corp-PE Biosystems Group         1,495,700        89,742,000
---------------------------------------------------------------

ELECTRONICS
  (SEMICONDUCTORS)-12.66%

Altera Corp.(a)                     1,314,000       134,356,500
---------------------------------------------------------------
Analog Devices, Inc.(a)             2,600,000       199,712,500
---------------------------------------------------------------
Atmel Corp.(a)                      1,300,000        63,618,750
---------------------------------------------------------------
Cypress Semiconductor Corp.(a)      2,000,000       103,875,000
---------------------------------------------------------------
Intel Corp.                         3,500,000       443,843,750
---------------------------------------------------------------
LSI Logic Corp.(a)                  2,500,000       156,250,000
---------------------------------------------------------------
Texas Instruments Inc.              1,700,000       276,887,500
---------------------------------------------------------------
Xilinx, Inc.(a)                     2,800,000       205,100,000
---------------------------------------------------------------
                                                  1,583,644,000
---------------------------------------------------------------

ENTERTAINMENT-3.40%

Time Warner Inc.                    2,200,000       197,862,500
---------------------------------------------------------------
TV Guide, Inc.-Class A(a)           1,832,400        54,628,425
---------------------------------------------------------------

                              AIM WEINGARTEN FUND

                                                    MARKET
                                    SHARES           VALUE
ENTERTAINMENT-(CONTINUED)

Walt Disney Co. (The)               4,000,000   $   173,250,000
---------------------------------------------------------------
                                                    425,740,925
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-6.42%

Applied Materials, Inc.(a)          3,361,000       342,191,813
---------------------------------------------------------------
Credence Systems Corp.(a)             525,000        74,943,750
---------------------------------------------------------------
KLA-Tencor Corp.(a)                 1,000,000        74,875,000
---------------------------------------------------------------
Teradyne, Inc.(a)                   2,830,000       311,300,000
---------------------------------------------------------------
                                                    803,310,563
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.73%

Fannie Mae                          2,800,000       168,875,000
---------------------------------------------------------------
Freddie Mac                         3,750,000       172,265,625
---------------------------------------------------------------
                                                    341,140,625
---------------------------------------------------------------

HEALTH CARE (DIVERSIFIED)-5.46%

Allergan, Inc.                      1,483,700        87,352,838
---------------------------------------------------------------
IVAX Corp.(a)                       4,100,000       112,237,500
---------------------------------------------------------------
Warner-Lambert Co.                  4,250,000       483,703,125
---------------------------------------------------------------
                                                    683,293,463
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-0.60%

Forest Laboratories, Inc.(a)          900,700        75,715,094
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.41%

Medtronic, Inc.                     1,000,000        51,937,500
---------------------------------------------------------------

INVESTMENT
  BANKING/BROKERAGE-1.23%

Morgan Stanley Dean Witter & Co.    2,000,000       153,500,000
---------------------------------------------------------------

MANUFACTURING
  (DIVERSIFIED)-1.74%

Tyco International Ltd.             4,750,000       218,203,125
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-2.41%

Home Depot, Inc. (The)              3,532,500       198,040,781
---------------------------------------------------------------
Lowe's Cos., Inc.                   2,081,100       103,014,450
---------------------------------------------------------------
                                                    301,055,231
---------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-1.96%

Best Buy Co., Inc.(a)               2,392,100       193,162,075
---------------------------------------------------------------
Circuit City Stores-Circuit City
  Group                               879,900        51,749,119
---------------------------------------------------------------
                                                    244,911,194
---------------------------------------------------------------

RETAIL (GENERAL
  MERCHANDISE)-0.96%

Costco Wholesale Corp.(a)           1,400,000        75,687,500
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
RETAIL (GENERAL MERCHANDISE)-(CONTINUED)

Target Corp.                          670,000   $    44,596,875
---------------------------------------------------------------
                                                    120,284,375
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.35%

Tiffany & Co.                         609,000        44,266,688
---------------------------------------------------------------

SERVICES (ADVERTISING/
  MARKETING)-0.26%

TMP Worldwide, Inc.(a)                500,000        32,687,500
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.11%

Nextel Communications,
  Inc.-Class A(a)                   1,901,800       208,128,238
---------------------------------------------------------------
Western Wireless Corp.-Class
  A(a)                              1,115,100        55,406,531
---------------------------------------------------------------
                                                    263,534,769
---------------------------------------------------------------

TELEPHONE-0.05%

RCN Corp.(a)                          201,300         5,762,213
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $6,388,309,193)                      10,256,151,438
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.87%

CANADA-4.20%
Celestica Inc. (Electronics-
  Semiconductors)(a)                1,670,300        91,135,744
---------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)        3,500,000       396,375,000
---------------------------------------------------------------
PMC-Sierra, Inc., (Electronics-
  Semiconductors)(a)                  195,000        37,415,625
---------------------------------------------------------------
                                                    524,926,369
---------------------------------------------------------------

FINLAND-1.14%

Nokia Oyj-ADR (Communications
  Equipment)                        2,500,000       142,187,500
---------------------------------------------------------------

HONG KONG-0.50%

China Telecom Ltd.
  (Telecommunications-
  Cellular/Wireless)(a)             8,720,100        62,412,773
---------------------------------------------------------------

ISRAEL-0.48%

Check Point Software
  Technologies Ltd.
  (Computers-Software &
  Services)(a)                        350,000        60,550,000
---------------------------------------------------------------

NETHERLANDS-2.07%

Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                        3,794,080       169,382,475
---------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V.-ADR
  (Electrical Equipment)            2,024,000        90,321,000
---------------------------------------------------------------
                                                    259,703,475
---------------------------------------------------------------

                              AIM WEINGARTEN FUND

                                                    MARKET
                                    SHARES           VALUE
SWEDEN-3.48%

Telefonaktiebolaget LM Ericsson
  A.B.-ADR (Communications
  Equipment)                        4,919,200   $   435,041,750
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $882,102,120)                               1,484,821,867
---------------------------------------------------------------

                                                    MARKET
                                    SHARES           VALUE
MONEY MARKET FUNDS-5.62%

STIC Liquid Assets Portfolio(c)   351,801,145   $   351,801,145
---------------------------------------------------------------
STIC Prime Portfolio(c)           351,801,145       351,801,145
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $703,602,290)                           703,602,290
---------------------------------------------------------------
TOTAL INVESTMENTS-99.47% (Cost
  $7,974,013,603)                                12,444,575,595
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.53%                                  65,874,384
---------------------------------------------------------------
NET ASSETS-100.00%                              $12,510,449,979
===============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Affiliated issuers are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value as of 04/30/00 represented 1.39% of the Fund's net assets.
(c) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

                              AIM WEINGARTEN FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (Cost
  $7,974,013,603)                             $12,444,575,595
-------------------------------------------------------------
Receivables for:
  Investments sold                                 84,915,434
-------------------------------------------------------------
  Capital stock sold                               21,953,732
-------------------------------------------------------------
  Dividends                                         4,928,190
-------------------------------------------------------------
  Investment for deferred compensation plan           157,009
-------------------------------------------------------------
Other assets                                          215,166
-------------------------------------------------------------
    Total assets                               12,556,745,126
-------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            19,023,243
-------------------------------------------------------------
  Capital stock reacquired                         13,450,657
-------------------------------------------------------------
  Deferred compensation plan                          157,009
-------------------------------------------------------------
Accrued advisory fees                               5,787,006
-------------------------------------------------------------
Accrued administrative services fees                   43,550
-------------------------------------------------------------
Accrued distribution fees                           5,398,215
-------------------------------------------------------------
Accrued directors' fees                                 3,262
-------------------------------------------------------------
Accrued transfer agent fees                         1,605,200
-------------------------------------------------------------
Accrued operating expenses                            827,005
-------------------------------------------------------------
    Total liabilities                              46,295,147
-------------------------------------------------------------
Net assets applicable to shares outstanding   $12,510,449,979
-------------------------------------------------------------

NET ASSETS:

Class A                                       $10,197,685,764
=============================================================
Class B                                       $ 1,918,822,773
=============================================================
Class C                                       $   246,853,752
=============================================================
Institutional Class                           $   147,087,690
=============================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                     317,271,947
=============================================================
Class B:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                      62,451,528
=============================================================
Class C:
  Authorized                                      750,000,000
-------------------------------------------------------------
  Outstanding                                       8,029,894
=============================================================
Institutional Class:
  Authorized                                      200,000,000
-------------------------------------------------------------
  Outstanding                                       4,453,393
=============================================================
Class A :
  Net asset value and redemption price per
    share                                     $         32.14
-------------------------------------------------------------
  Offering price per share:
    (Net asset value of $32.14 divided
       by 94.50%)                             $         34.01
=============================================================
Class B :
  Net asset value and offering price per
    share                                     $         30.72
-------------------------------------------------------------
Class C :
  Net asset value and offering price per
    share                                     $         30.74
=============================================================
Institutional Class:
  Net asset value, offering and redemption
    price per share                           $         33.03
=============================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  $637,556)                                   $    31,048,622
-------------------------------------------------------------
Interest                                               24,589
-------------------------------------------------------------
    Total investment income                        31,073,211
-------------------------------------------------------------

EXPENSES:

Advisory fees                                      36,503,704
-------------------------------------------------------------
Administrative services fee                           233,704
-------------------------------------------------------------
Custodian fees                                        404,308
-------------------------------------------------------------
Distribution fees-Class A                          14,418,877
-------------------------------------------------------------
Distribution fees-Class B                           8,300,610
-------------------------------------------------------------
Distribution fees-Class C                             863,405
-------------------------------------------------------------
Transfer agent fees-Class A                         4,974,608
-------------------------------------------------------------
Transfer agent fees-Class B                         1,596,856
-------------------------------------------------------------
Transfer agent fees-Class C                           166,100
-------------------------------------------------------------
Transfer agent fees-Institutional Class                10,398
-------------------------------------------------------------
Directors' fees                                        29,721
-------------------------------------------------------------
Other                                                 804,989
-------------------------------------------------------------
    Total expenses                                 68,307,280
-------------------------------------------------------------
Less: Fees waived                                  (3,227,861)
-------------------------------------------------------------
    Expenses paid indirectly                         (104,346)
-------------------------------------------------------------
    Net expenses                                   64,975,073
-------------------------------------------------------------
Net investment income (loss)                      (33,901,862)
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FUTURES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         1,372,535,546
-------------------------------------------------------------
  Foreign currencies                                  (23,046)
-------------------------------------------------------------
  Futures contracts                                 9,049,301
-------------------------------------------------------------
  Option contracts written                       (152,474,766)
-------------------------------------------------------------
                                                1,229,087,035
-------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         1,296,928,915
-------------------------------------------------------------
  Foreign currencies                                  (56,459)
-------------------------------------------------------------
  Option contracts written                         20,384,517
-------------------------------------------------------------
                                                1,317,256,973
-------------------------------------------------------------
Net gain on investment securities, foreign
  currencies, futures and option contracts      2,546,344,008
-------------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $ 2,512,442,146
=============================================================

See Notes to Financial Statements.

                              AIM WEINGARTEN FUND

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended April 30, 2000 and the year ended October 31, 1999 (Unaudited)

                                                                 APRIL 30,        OCTOBER 31,
                                                                   2000               1999
                                                              ---------------    --------------
OPERATIONS:

  Net investment income (loss)                                $   (33,901,862)   $  (41,231,383)
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures and option contracts                    1,229,087,035     1,252,613,276
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies, futures and option
    contracts                                                   1,317,256,973     1,427,968,629
-----------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        2,512,442,146     2,639,350,522
-----------------------------------------------------------------------------------------------

Distributions to shareholders from net investment income:

  Class A                                                                  --        (3,691,627)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                      --          (343,112)
-----------------------------------------------------------------------------------------------

Distributions in excess of net investment income:

  Class A                                                                  --          (377,640)
-----------------------------------------------------------------------------------------------
  Institutional Class                                                      --            (5,008)
-----------------------------------------------------------------------------------------------

Distributions to shareholders from net realized gains:

  Class A                                                        (912,260,788)     (404,965,108)
-----------------------------------------------------------------------------------------------
  Class B                                                        (156,092,170)      (49,731,739)
-----------------------------------------------------------------------------------------------
  Class C                                                         (13,701,260)       (1,700,816)
-----------------------------------------------------------------------------------------------
  Institutional Class                                             (12,672,994)       (4,837,664)
-----------------------------------------------------------------------------------------------

Share transactions-net:

  Class A                                                         908,471,129        95,538,920
-----------------------------------------------------------------------------------------------
  Class B                                                         442,991,458       347,953,526
-----------------------------------------------------------------------------------------------
  Class C                                                         125,308,195        70,937,422
-----------------------------------------------------------------------------------------------
  Institutional Class                                              15,273,792        16,644,022
-----------------------------------------------------------------------------------------------
    Net increase in net assets                                  2,909,759,508     2,704,771,698
-----------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           9,600,690,471     6,895,918,773
-----------------------------------------------------------------------------------------------
  End of period                                               $12,510,449,979    $9,600,690,471
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $ 6,771,395,955    $5,279,351,381
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (34,219,416)         (317,554)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, foreign currencies, futures and option
    contracts                                                   1,302,779,550     1,168,419,727
-----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities, foreign
    currencies, futures and option contracts                    4,470,493,890     3,153,236,917
-----------------------------------------------------------------------------------------------
                                                              $12,510,449,979    $9,600,690,471
===============================================================================================

See Notes to Financial Statements.

                              AIM WEINGARTEN FUND

NOTES TO FINANCIAL STATEMENTS

April 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Weingarten Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate portfolios. The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital primarily by investing in common stocks of seasoned and better-capitalized companies.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.
C. Distributions--Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations--Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                              AIM WEINGARTEN FUND

F. Foreign Currency Contracts--A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Covered Call Options--The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
         A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
H. Put Options--The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.
I. Futures Contracts--The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
J. Expenses--Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $350 million, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% of the Fund's average daily net assets in excess of $2 billion to and including $3 billion, 0.05% of the Fund's average daily net assets in excess of $3 billion to and including $4 billion and 0.075% of the Fund's average daily net assets in excess of $4 billion. During the six months ended April 30, 2000, AIM waived fees of $3,227,861. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2000, AIM was paid $233,704 for such services.

                              AIM WEINGARTEN FUND

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended April 30, 2000, AFS was paid $3,271,266 for such services.
    The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class shares of the Fund. The Company has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $14,418,877, $8,300,610 and $863,405, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $1,950,209 from sales of the Class A shares of the Fund during the six months ended April 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended April 30, 2000, AIM Distributors received $50,445 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and directors of the Company are officers and directors of AIM, AFS, FMC and AIM Distributors.
    During the six months ended April 30, 2000, the Fund paid legal fees of $7,364 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $69,518 and $34,828, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $104,346 during the six months ended April 30, 2000.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 2000 was $7,027,937,951 and $7,025,291,262, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $4,649,612,370
----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (179,635,901)
----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                $4,469,976,469
==========================================================
Cost of investments for tax purposes is $7,974,599,126.

                              AIM WEINGARTEN FUND

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the six months ended April 30, 2000 are summarized as follows:

                                                                CALL OPTION CONTRACTS
                                                              -------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
                                                              ---------   -------------
Beginning of period                                             91,902    $ 116,996,621
---------------------------------------------------------------------------------------
Closed                                                         (85,877)    (111,818,048)
---------------------------------------------------------------------------------------
Exercised                                                       (6,025)      (5,178,573)
---------------------------------------------------------------------------------------
End of period                                                       --               --
=======================================================================================

NOTE 8-CAPITAL STOCK

Changes in capital stock outstanding during the six months ended April 30, 2000 and the year ended October 31, 1999 were as follows:

                                                                     APRIL 30, 2000                   OCTOBER 31, 1999
                                                              -----------------------------    ------------------------------
                                                                SHARES           AMOUNT          SHARES           AMOUNT
                                                              -----------    --------------    -----------    ---------------
Sold:
  Class A                                                      21,015,269    $  664,683,008     38,697,927    $   994,480,979
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      13,469,522       408,162,135     17,982,789        456,125,945
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                       4,170,001       126,711,972      3,622,407         92,753,207
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             563,947        17,973,394        826,477         21,885,030
-----------------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                      29,963,045       854,823,238     16,540,521        383,078,048
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                       5,414,733       148,087,523      2,102,927         47,274,883
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                         480,419        13,149,061         71,213          1,602,275
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             428,931        12,554,824        217,868          5,146,039
-----------------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (19,454,850)     (611,035,117)   (50,133,647)    (1,282,020,107)
-----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (3,760,234)     (113,258,200)    (6,174,366)      (155,447,302)
-----------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (481,445)      (14,552,838)      (926,007)       (23,418,060)
-----------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (478,272)      (15,254,426)      (391,478)       (10,387,047)
-----------------------------------------------------------------------------------------------------------------------------
                                                               51,331,066    $1,492,044,574     22,436,631    $   531,073,890
=============================================================================================================================

                              AIM WEINGARTEN FUND

NOTE 9-FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                                 INSTITUTIONAL CLASS
                                                    -----------------------------------------------------------------------------
                                                                                          YEAR ENDED OCTOBER 31,
                                                    SIX MONTHS ENDED     --------------------------------------------------------
                                                     APRIL 30, 2000        1999        1998        1997        1996        1995
                                                    ----------------     --------     -------     -------     -------     -------
Net asset value, beginning of period                    $  28.96         $  22.18     $ 23.05     $ 20.46     $ 20.48     $ 17.94
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.01)            0.02        0.10        0.08        0.17        0.10
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                             7.27             8.32        2.43        4.90        2.52        4.35
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                        7.26             8.34        2.53        4.98        2.69        4.45
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                        --            (0.10)         --       (0.15)         --       (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                    (3.19)           (1.46)      (3.40)      (2.24)      (2.71)      (1.78)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                    (3.19)           (1.56)      (3.40)      (2.39)      (2.71)      (1.91)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  33.03         $  28.96     $ 22.18     $ 23.05     $ 20.46     $ 20.48
=================================================================================================================================
Total return                                               26.50%           39.20%      12.79%      27.37%      15.34%      28.69%
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $147,088         $114,076     $72,884     $62,124     $60,483     $54,332
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                          0.65%(a)         0.63%       0.62%       0.64%       0.65%       0.70%
=================================================================================================================================
  Without fee waivers                                       0.67%(a)         0.68%       0.67%       0.68%       0.68%       0.72%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                               (0.07)%(a)        0.02%       0.49%       0.50%       0.80%       0.45%
=================================================================================================================================
Portfolio turnover rate                                       64%             124%        125%        128%        159%        139%
=================================================================================================================================

(a)  Ratios are annualized and based on average net assets of $139,584,073.

                              AIM WEINGARTEN FUND

BOARD OF DIRECTORS                           OFFICERS                                   OFFICE OF THE FUND

Charles T. Bauer                             Charles T. Bauer                           11 Greenway Plaza
Chairman                                     Chairman                                   Suite 100
A I M Management Group Inc.                                                             Houston, TX 77046
                                             Robert H. Graham
Bruce L. Crockett                            President                                  INVESTMENT ADVISOR
Director
ACE Limited;                                 Carol F. Relihan                           A I M Advisors, Inc.
Formerly Director, President, and            Senior Vice President and Secretary        11 Greenway Plaza
Chief Executive Officer                                                                 Suite 100
COMSAT Corporation                           Gary T. Crum                               Houston, TX 77046
                                             Senior Vice President
Owen Daly II                                                                            SUB-ADVISOR
Director                                     Edgar M. Larsen
Cortland Trust Inc.                          Senior Vice President                      A I M Capital Management, Inc.
                                                                                        11 Greenway Plaza
Edward K. Dunn Jr.                           Dana R. Sutton                             Suite 100
Chairman, Mercantile Mortgage Corp.;         Vice President and Treasurer               Houston, TX 77046
Formerly Vice Chairman and President,
Mercantile-Safe Deposit & Trust Co.; and     Melville B. Cox                            TRANSFER AGENT
President, Mercantile Bankshares             Vice President
                                                                                        A I M Fund Services, Inc.
Jack Fields                                  Mary J. Benson                             P.O. Box 4739
Chief Executive Officer                      Assistant Vice President and               Houston, TX 77210-4739
Texana Global, Inc.;                         Assistant Treasurer
Formerly Member                                                                         CUSTODIAN
of the U.S. House of Representatives         Sheri Morris
                                             Assistant Vice President and               State Street Bank and Trust Company
Carl Frischling                              Assistant Treasurer                        225 Franklin Street
Partner                                                                                 Boston, MA 02110
Kramer, Levin, Naftalis & Frankel LLP        Renee A. Friedli
                                             Assistant Secretary                        COUNSEL TO THE FUND
Robert H. Graham
President and Chief Executive Officer        P. Michelle Grace                          Ballard Spahr
A I M Management Group Inc.                  Assistant Secretary                        Andrews & Ingersoll, LLP
                                                                                        1735 Market Street
Prema Mathai-Davis                           Nancy L. Martin                            Philadelphia, PA 19103
Chief Executive Officer, YWCA of the U.S.A.  Assistant Secretary
                                                                                        COUNSEL TO THE DIRECTORS
Lewis F. Pennock                             Ofelia M. Mayo
Attorney                                     Assistant Secretary                        Kramer, Levin, Naftalis & Frankel LLP
                                                                                        919 Third Avenue
Louis S. Sklar                               Lisa A. Moss                               New York, NY 10022
Executive Vice President                     Assistant Secretary
Hines Interests                                                                         DISTRIBUTOR
Limited Partnership                          Kathleen J. Pflueger
                                             Assistant Secretary                        Fund Management Company
                                                                                        11 Greenway Plaza
                                             Samuel D. Sirko                            Suite 100
                                             Assistant Secretary                        Houston, TX 77002



                              AIM WEINGARTEN FUND

                            [AIM LOGO APPEARS HERE]
                            --Registered Trademark--
                            Fund Management Company
                          11 Greenway Plaza, Suite 100
                           Houston, Texas 77046-1188